                                                      '33 Act File No. 333-95031
                                                      '40 Act File No. 811-9793

As filed with the Securities and Exchange Commission on September 5, 2000

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                    Pre-Effective Amendment No. 1                     [X]

                    Post-Effective Amendment No. __                   [_]

                                    and/or

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                ACT OF 1940                           [X]

                             Amendment No. 1                          [X]

                       (Check appropriate box or boxes)

                         JULIUS BAER MULTISTOCK FUNDS
              (Exact Name of Registrant as Specified in Charter)

                  21 Milk Street, Boston, Massachusetts      02109
             (Address of Principal Executive Offices)     (Zip Code)

      Registrant's Telephone Number, including Area Code: (617) 423-0800

        Philip W. Coolidge, 21 Milk Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

                                   Copy to:
     Marianne K. Smythe, Wilmer, Cutler & Pickering, 2445 M. Street, N.W.
                          Washington, D.C. 20037-1420

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement under the Securities Act of 1933.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

          JULIUS BAER MULTISTOCK
                   FUNDS                       Prospectus __________, 2000



               Julius Baer Swiss Stock Fund



Neither the Securities and Exchange Commission nor any state securities commission has approved the Fund's shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                 Contents

                                             -----------------------------------------------
                                                           The Fund                  Page
What every investor                                                                        1
should know about                                                                          1
the Fund                                                                                   2
                                              Introduction                                 2
                                              The Fund's Investment Goal                   3
                                              Its Principal Investment Strategies          3
                                              The Key Risks
                                              The Fund's Performance                       4
                                              The Fund's Fees and Expenses                 6

                                              INVESTMENT
                                              STRATEGIES AND RISKS
                                              The Fund's Investment Goal                   6
                                              The Fund's Investment Strategies             6
                                              Principal Risks                              7

                                              THE FUND'S MANAGEMENT
                                              Investment Adviser                          10
                                              Portfolio Management                        10
                                                                                          10


                                                        Your Investment
Information for
managing your                                 Opening an Account                          11
Fund account                                  Pricing of Fund Shares                      11
                                              Purchasing Your Shares                      11
                                              Which Class of Shares is Best for Me?       12
                                              Selling Your Shares                         15
                                              Distribution and Shareholder
                                              Servicing Plans                             16
                                                                                          17

                                              DISTRIBUTIONS AND TAXES
                                              Distributions
                                              Tax Information

                                              FUND ORGANIZATION                          18
                                                                                         18
                                                                                         18
                                                                                         18


                                          For More Information
Where to find more information
about Julius Baer Multistock Funds           Back Cover
                                            ------------------------------------------------

                         JULIUS BAER MULTISTOCK FUNDS

                              RISK/RETURN SUMMARY

Introduction


Julius Baer Multistock Funds (the Trust) currently offers the Julius Baer Swiss Stock Fund (the Fund or U.S. Fund). The Fund may offer class A, class B, and class I shares.


The Fund and the Trust will use the Global Hub and Spoke(sm) investment structure. Under this structure, the Fund will join with other foreign and domestic funds and institutional investors (each a Spoke fund) in investing substantially all of their assets through the Swiss Stock Portfolio (the Portfolio), which is regulated as a separate fund. The Fund may withdraw its investments from the Portfolio if the board of trustees decides that is in the best interest of the Fund to do so. Other Spoke funds also may withdraw their investments if their management makes a similar determination of behalf of those funds.

The Global Hub and Spoke structure divides the usual functions of a mutual fund into two parts, as does the traditional "Hub and Spoke"(R) or "master-feeder" structure in which an upper-tier mutual fund invests in a lower-tier fund (a Hub Portfolio or master fund). In the traditional "Hub and Spoke" or "master-feeder" structure, the lower-tier fund is a conventional business entity and the parties that provide services to the Hub Portfolio or master fund usually enter into contracts directly with the Hub Portfolio or master fund.

In the Global Hub and Spoke structure, the Portfolio is not a conventional business entity but, rather, is formed through a series of parallel contracts entered into by each Spoke fund with the parties that provide services to the Portfolio. For more information about the Global Hub and Spoke structure, see the section entitled FUND ORGANIZATION.

The following information is only a summary of important information that you should know about the Fund and the Portfolio. More detailed information is included elsewhere in this Prospectus and in the Statement of Additional Information (SAI) and should be read in addition to this summary.

As with any mutual fund, there is no guarantee that the Fund will achieve its goals. The Fund's share price will fluctuate and you may lose money on your investment.




__________________________
"GLOBAL HUB AND SPOKE(SM)" is a service mark of Signature Financial Group, Inc.

                          JULIUS BAER SWISS STOCK FUND

The Fund's Investment Goal


     Q. What is the Fund's investment goal?

     A. The Fund seeks long term growth of capital.


Its Principal Investment Strategies


     Q. What is the Fund's principal investment strategy?


     A. The Fund invests through the Portfolio primarily in a wide variety of equity securities issued by companies with their registered offices (that is, their corporate headquarters or their business registration) or the major part of their business activities in Switzerland. The companies generally will have some or all of the following attributes at the time of purchase: high market capitalization, large number of publicly held shares, high trading volume, high liquidity, financial stability or a widely known name or products/services. On occasion, the Adviser also may determine to invest the Portfolio's assets in the equity securities of smaller emerging companies, when the Adviser believes that such companies present a beneficial investment opportunity.

        The Adviser seeks to invest the Portfolio's assets in equity securities of Swiss companies, and the Adviser intends to invest in industrial categories of such companies roughly in the same proportion as those categories are represented in the Swiss Performance Index. Therefore, the Portfolio may be non-diversified. That is, it may hold a only small number of stocks and may have a high percentage of its assets invested in the securities of one company.




Under ordinary conditions, the Adviser will invest at least two-thirds of the Portfolio's assets in Swiss equity securities, which include common stock, preferred stock and warrants. The Adviser may invest up to 15% of the Portfolio's assets in warrants, options or other instruments. These instruments give the right to purchase or sell Swiss equities or other types of equities, equity indexes or interest-rate indexes. For example, a warrant relating to the shares of a specific company typically gives the right -- but not the obligation -- to buy or to sell the stock of that company at a particular price. If the Portfolio holds such a warrant, and the price of the company's stock moves in a favorable direction for the Portfolio, the Adviser may exercise the warrant that the Portfolio holds. The Adviser may use warrants, options and other instruments in an attempt to achieve better investment returns for the Portfolio as well as to manage risks arising from the Portfolio's investments.

The Adviser may invest up to one-third of the Portfolio's assets in equity securities issued by companies with their registered offices or the major part of their business activities in the Principality of Liechtenstein or in fixed-interest or variable-rate debt instruments, convertible bonds or bonds with warrants attached.

The Adviser will invest at least 90% of the Portfolio's assets in "recognized securities." For this purpose, "recognized securities" are securities issued by companies with their registered offices or the major part of their business activities in Switzerland or Liechtenstein, which securities are either (a) quoted and transferable on a stock exchange or other regulated public market in Switzerland or elsewhere in the world, or (b) new issues of stock that have applied for listing on a stock exchange or other regulated market, provided that such listing is granted within one year of the application. This means that the Adviser may invest in securities before they are listed on an exchange or other regulated market, provided that an application for listing has been made, but that the Adviser must dispose of such securities if listing is not granted within one year.

The Adviser uses both a top-down and bottom-up analysis when making investments. Under a top-down analysis, the Adviser looks to macroeconomic factors that may affect an investment; under a bottom-up analysis, the Adviser examines company-specific characteristics that may affect an investment.

The Adviser plans to invest the Portfolio's assets principally in securities denominated in Swiss Francs. The Adviser also may invest the assets in securities denominated in currencies of other countries and, when it does so, the Adviser may enter into hedging transactions to protect against adverse changes in the value of these other currencies in relation to the Swiss Franc.


The Adviser may temporarily depart from its normal investment policies - for instance, by investing substantially in cash reserves, money market instruments or short-term securities - in response to extraordinary market, economic, political or other conditions. In doing so, the Adviser may fail to achieve its investment goal.

The Key Risks

You could lose money on your investment in the Fund, or the Fund could return less than other investments. Some of the main risks of investing in the Fund are listed below:




 . Market Risk: The Adviser invests the Portfolio's assets mostly in equity securities, which represent an ownership interest in a company. One of the key risks of investing in equity securities is that the value of a company's stock (and the value of warrants, options or other instruments that are based on a company's stock value) may go up or down depending on the company's business success and numerous other economic or market factors. This potential for fluctuation is called market risk and can affect the value of the Portfolio -- and, thereby, the value of the Fund and your shares of the Fund.

 . Foreign Investing Risk: The possibility that the foreign securities in the Portfolio will lose value because of currency exchange rate fluctuations, price volatility, uncertain political conditions and other factors.

 . Non-Diversification Risk: The Adviser may invest the Portfolio's assets in the securities of only a small number of companies and may invest a significant portion of the assets in securities issued by one company. This investment strategy may increase the volatility of the investment performance of the Portfolio, as compared to other mutual funds that invest in a larger number of stocks. If the stocks in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than if the Portfolio had invested in a larger basket of stocks.




 . Industry Concentration Risk: Because a significant portion of a Portfolio's investments may be in one or more industrial categories, the Portfolio's performance could be hurt significantly by problems affecting those particular industrial categories. For example, the Portfolio's performance may be affected significantly by the market, legal, political and other developments that affect those industries in which the Portfolio's investments are concentrated. Thus, there could be greater losses in the Portfolio than if its assets had been invested less in a particular industrial category and more broadly in a range of industrial categories.

 . Credit Risk: Although the Adviser will invest the Portfolio's assets principally in equity securities, the Adviser also may invest up to one-third of the assets in debt instruments. Debt instruments are subject to credit risk, which is the risk that the issuer of the debt security will fail to make principal and/or interest payments.

 . Interest Rate Risk: Investing in debt instruments also generally subjects the Portfolio to "interest rate risk." Interest rate risk is the risk that, because of rising interest rates, the market value of the debt securities will decline. (Some variable rate or floating rate debt instruments, however, may be subject to less interest rate risk.)

 . An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Performance

The chart and table below give an indication of the Fund's risk and performance by showing the yearly changes in and the variability of the performance of one class of Fund's shares, Class [ ]. When considering this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


The historical performance in the chart and table for the period before [DATE] is the performance of the Julius Baer Multistock Swiss Stock Fund (the Non-U.S.
Fund), which had investment policies, objectives, guidelines, and restrictions that are in all material respects equivalent to those of the Fund. The Non-U.S. Fund, however, was not a registered investment company under the 1940 Act and, thus, was not subject to certain investment restrictions that are imposed on registered investment companies by the 1940 Act. If the Non-U.S. Fund had been registered under the 1940 Act, its performance may have been different.

The Non-U.S. Fund was the predecessor to the Portfolio, through which the Fund also will invest. The Portfolio commenced operations on [DATE], when the Non-U.S. Fund first began investing its assets through the Portfolio. The Non-U.S. Fund continues to exist, but it now invests all of its assets through the Portfolio.

As of [date], the historical performance has been restated using the anticipated expenses of each class of the Fund's shares. The expenses of each class of shares may be greater or less than the expenses of the Non-U.S. Fund and, for this reason, the performance of each class may be better or worse than the actual performance of the Non-U.S. Fund.

                    Swiss Stock Fund - Class [ ] Shares

               30%
               20%
               10%
                0%
Total Return
              -10%
              -20%
              -30%
              -40%
                     1990  1991  1992  1993  1994  1995  1996  1997  1998

                                 Calendar Year
   Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. During the periods shown in the Bar Chart, the highest quarterly return was [ ]% (for
   the quarter ended [   ]) and the lowest quarterly return was [  ]% (for
   the quarter ended [   ]).

The table below shows how the Fund's average annual total returns for the periods shown compare to that of Swiss Performance Index (the Index). The Index is a dividend-adjusted index comprised of the top-tier and secondary shares of Swiss companies (including those of Liechtenstein) listed on the SWX Swiss Stock Exchange excluding investment companies.

Average Annual Total Returns
(for the periods ended December 31, 1999)

-----------------------------------------------------------------------------------
                                        Past One Year   Past Five Years     Since
                                        --------------  ----------------  Inception
                                                                          ---------
-----------------------------------------------------------------------------------
Class A                                       %                %              %
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Class B                                       %                %              %
-----------------------------------------------------------------------------------
Class I                                       %                %              %
-----------------------------------------------------------------------------------
Swiss Performance Index                       %                %              %
-----------------------------------------------------------------------------------


Unlike the bar chart, this performance information reflects the impact of sales charges. Class A share performance reflects the current maximum initial sales charges; class B share performance reflects the maximum applicable
deferred sales charge if shares had been redeemed on [    ].

The Fund's Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund./1/

-----------------------------------------------------------------------------------------------
Shareholder Fees                                     Class A         Class B         Class I
(fees paid directly from your investment)
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on               5.00%             NONE            NONE
Purchases (as a percentage of the offering
price)
-----------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a           NONE*            5.00%           NONE
percentage of the original purchase price or
redemption proceeds, whichever is lower)
-----------------------------------------------------------------------------------------------

 * A deferred sales charge may apply to Class A shares purchased without an initial sales charge, if such shares are redeemed within two years of purchase.

-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses--expenses that are deducted from Fund assets               Class A    Class B    Class I
-----------------------------------------------------------------------------------------------------------------------
Management Fees                                                                              0.85%      0.85%      0.85%
-----------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                                     0.25%      1.00%       .25%
-----------------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                              0.15%      0.15%      0.15%
-----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                         1.25%      2.00%      1.25%
-----------------------------------------------------------------------------------------------------------------------

 * The amounts of other expenses listed in the fee table are based on estimated amounts for the current fiscal year.

Example of Effect of the Fund's Operating Expenses

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as shown for class B shares, sell all of your shares at the end of those periods. While your return may vary, the Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual returns and expenses may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------
                                                1 Year                 3 Years
--------------------------------------------------------------------------------------
Class A                                           $                       $
--------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------
Class B
(No Redemption)
--------------------------------------------------------------------------------------
Class I
--------------------------------------------------------------------------------------

* Reflects conversion of class B shares to class A shares, which pay lower 12b-1 fees. Conversion occurs no more than eight years after purchase.


________________________

/1/ The fee tables include any and all fees and expenses of both the Fund and the Portfolio.

                        INVESTMENT STRATEGIES AND RISKS


The Fund's Investment Goal

The Fund seeks long term growth of capital.

The Fund's Investment Strategies


The Fund seeks to achieve its goal by investing through the Portfolio. The Adviser invests the Portfolio's assets in a non-diversified and concentrated selection of common stock, convertible securities and preferred stock. Ordinarily, the Adviser invests at least two-thirds of the Portfolio's assets in common or preferred stock -- together with warrants, options, or other instruments that give the right to buy such stock -- issued by companies that have their registered office or a major part of their business in Switzerland. For this portion of the Portfolio's assets, the Adviser seeks to invest in companies in various industrial groupings in roughly the same proportion as those categories are represented in a representative index for Swiss securities. For this purpose, the Adviser currently plans to use the industrial categories of the Swiss Performance Index ("SPI") -- an index of major companies whose stock is listed on the SWX Swiss Stock Exchange. The Adviser will treat a company as falling within an industrial category if it is listed within that category in the SPI or if the Adviser determines that the company's largest line of business corresponds to that industrial category. If an industrial category represents more than 20% of the index, the Adviser could invest more than 25% of the Portfolio's assets in that industrial category and could weight its investments by up to 5% over the representation of that industrial category in the index. Thus, for example, if a specific industrial category represented 25% of the SPI, the Adviser may (but is not required to) invest up to 30% of the Portfolio's asssets in that industrial category.

Because the Adviser seeks to invest in industrial categories in roughly the same proportion as they are reflected in the SPI (with, as described, some potential over-weighting) and because a small number of companies account for a large percentage of some industrial categories in the SPI, the Portfolio may be non-diversified and may be concentrated in particular industrial categories. As a non-diversified fund, the Portfolio may hold only a small number of stocks or a have a high percentage of its assets in the equity securities of one company because that company's stock is heavily weighted in the SPI. As a fund that may be concentrated, the Adviser may invest a substantial portion of the Portfolio's assets in a few industrial categories, and it may be more susceptible to the risks associated with a single industrial category than an unconcentrated mutual fund might be.

As of June 1, 2000, the SPI consisted of twelve different industrial categories. In descending order of their relative weight in the SPI, the categories were: chemicals and pharmaceuticals; banks; foods; insurance; electronic and electrical engineering; machinery; building materials; miscellaneous services; miscellaneous industries; retailers; utilities; and transportation. On June 1, 2000, chemicals and pharmaceuticals represented the largest percentage of the SPI, at nearly 33% of its total; banks were the second largest industrial category in the SPI, representing approximately 19% of the SPI. By contrast, the transportation category was the smallest in the index and represented less than 1% of the SPI. The attached chart shows the composition of the SPI, as of June 1, 2000, broken down by category.



                              Composition of the
                            Swiss Performance Index
                            By Industrial Category
                             (as of June 30, 2000)


               --------------------------------------------------
                            Banks                        19.13%
               --------------------------------------------------
                      Insurance Companies                 9.86%
               --------------------------------------------------
                        Transportation                    0.55%
               --------------------------------------------------
                           Retailers                      0.63%
               --------------------------------------------------
                 Miscellaneous Service Businesses         8.22%
               --------------------------------------------------

               --------------------------------------------------
                           Machinery                      2.20%
               --------------------------------------------------
                           Utilities                      0.55%
               --------------------------------------------------
                           Chemicals                     32.91%
               --------------------------------------------------
                             Food                        11.85%
               --------------------------------------------------
                          Electronics                     8.99%
               --------------------------------------------------
                  Building and Construction               1.72%
               --------------------------------------------------
                Miscellaneous Industrial Businesses       3.39%
               --------------------------------------------------
                              TOTAL                     100.00%
               --------------------------------------------------




The Adviser may invest up to one-third of the Portfolio's assets in securities of companies with their registered offices or a major portion of their business activities located in the Principality of Liechtenstein. The Adviser may pursue investments in issuers in Liechtenstein because of the close affiliations between that country and Switzerland. Liechtenstein is a small country of 62 square miles and fewer than 35,000 people, which is located on the border of Switzerland. Liechtenstein shares a common and close history with Switzerland. The Principality also maintains close economic ties with
Switzerland: It participates in a customs union with Switzerland; it utilizes the Swiss Franc as its currency; and the shares of Liechtenstein companies are traded on the SWX Swiss Stock Exchange.

Although the Adviser intends to achieve the investment goal primarily by investing in equity securities of Swiss companies, the Adviser also may invest up to one-third of the Portfolio's assets in fixed-rate or variable rate debt instruments, convertible bonds or bonds with warrants attached from corporate issuers.

In addition, the Adviser may invest up to 15% of the Portfolio's assets in equity and interest rate warrants and options. Equity warrants give the right to buy newly issued or outstanding securities of a company at a fixed price. Interest rate warrants give the right to buy or sell a specific bond issue or interest rate index at a set price.

The Adviser may determine to invest the Portfolio's assets in debt instruments and warrants and options when it believes that these securities present superior investment opportunities to investments in equity securities. When the Adviser determines to invest in these securities, the Portfolio may not participate in advances or declines in the equity markets to the extent that it would have if the Portfolio's assets had remained fully invested in equity securities.

The Adviser uses both a top-down and bottom-up approach. A top-down analysis focuses on macroeconomic factors, such as inflation, interest and tax rates, currency and political climate. A bottom-up analysis focuses on company-specific variables (such as competitive industry dynamics, market leadership, proprietary products and services, and management expertise) and financial characteristics (such as returns on sales and equity, debt/equity ratios and earnings and cash flow growth). Although the Adviser will generally invest in large and well-established companies, it may also invest in smaller emerging growth companies.

The Adviser plans to invest the Portfolio's assets principally in securities denominated in Swiss Francs. The Adviser also may invest the assets in securities denominated in other currencies, including the Euro. The Adviser may enter into currency hedging transactions in an attempt to protect its assets from a change in the value of such currencies in relation to Swiss Francs. The Adviser also may at times use futures, options and forward contracts for hedging purposes. The Adviser may enter into hedging transactions in an attempt to reduce specific risks, but hedging strategies are not always successful and could result in increased expenses and losses to the Portfolio. The Adviser may use hedging transactions to protect the Portfolio from changes in market or economic conditions that might cause securities that are already held by the Portfolio to decline in value. The Adviser also may use hedging transactions to take positions in or to gain exposure to a particular security or currency in advance of the purchase or sale of that security or securities denominated in that currency.

As noted above, the Adviser may temporarily depart from normal investment policies in response to extraordinary market, economic, political or other conditions. In doing so, the Adviser may fail to achieve the Fund's investment goal.

                                Principal Risks

Market Risk.  Investing in common stocks is subject to stock market risk. Stock
------------
prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds.

Credit Risk.  Debt securities are subject to credit risk. Credit risk is the
------------
possibility that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of Investment Grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.




Non-Diversification Risk. The Fund and the Portfolio are classified as "non-
------------------------
diversified" under the 1940 Act. This means that the Fund and the Portfolio are not limited under the 1940 Act in the percentage of assets that the Adviser may invest in any one issuer. However, the Adviser intends to comply with certain diversification standards applicable to regulated investment companies under the Internal Revenue Code of 1986. In order to meet those standards, among other requirements, at the close of each quarter of its taxable year, not more than 25% of the Fund's or the Portfolio's total assets (valued at the time of investment) may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies).


Because the Adviser may invest a significant percentage of the Portfolio's assets in a single security, the appreciation or depreciation of such a security will have a greater effect on the net asset value of the Portfolio than would a smaller investment in that security. For this reason, the net asset value per share of the Fund may fluctuate more than would the net asset value of a comparable mutual fund that is diversified.

Industry Concentration Risk. Because a significant portion of a Portfolio's
---------------------------
investments may be invested in one or more industrial categories, the Portfolio's performance could be hurt significantly by problems affecting those particular industrial categories. For example, the Portfolio's performance may be affected significantly by the market, legal, political and other developments that affect those industries in which the Portfolio's investments are concentrated. Thus, there could be greater losses in the Portfolio than if its assets had been invested less in a particular industrial category and more broadly in a range of industrial categories.

Foreign Investing Risk.  Investing in securities of non-U.S. issuers, which
-----------------------
securities are generally denominated in Swiss Francs and other foreign currencies, involves both opportunities and risks that are not typically associated with investing in U.S. securities. The principal risks may include: fluctuations in the rates of exchange between the U.S. Dollar and the Swiss Franc and other foreign currencies in which the Adviser invests; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information about the issuers of securities; less, or different kinds of, governmental supervision of stock exchanges and securities brokers and issuers; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; and imposition of foreign taxes.

     Single Country Risk.  The Adviser focuses the investments on the
     --------------------
     securities of issuers with registered offices or the major part of their business in one country, Switzerland, and it also may have a significant stake in securities of issuers of a second and closely related country, Liechtenstein. Investing and trading in securities of issuers located in one or two countries increases the Portfolio's vulnerability to economic, political and regulatory developments within those particular countries.

     Special Risks Associated with Swiss and Liechtenstein Securities. In addition to the above risks, investing in issuers with registered offices or the major part of their business activities in Switzerland and Liechtenstein involves special considerations not usually associated with investing in securities of established U.S. companies.

     To begin with, the accounting and reporting standards that are applicable to Swiss and Liechtenstein companies differ substantially from U.S. standards. In general, Swiss and Liechtenstein companies do not provide all of the disclosures required under U.S. laws and accounting practices, and such disclosures may be less timely and less frequent than that required of U.S. companies. For this reason, there may be less information available regarding Swiss and Liechtenstein companies than U.S. companies.

     Moreover, the Swiss equity markets generally have less trading volume than U.S. securities markets, and the capitalization of the Swiss equities markets is highly concentrated in a relatively small number of companies. The combination of lower trading volume and greater concentration may create a greater risk of price volatility for the Portfolio (and, thereby, the Fund) than if the Portfolio's assets were invested in the U.S. securities markets. Finally, there is generally less government regulation of the Swiss capital markets than the U.S. markets, and the Swiss market is smaller and less liquid than the markets in the United States.

     Foreign Currency Risk.  The Adviser focuses investments in securities that
     ----------------------
     are denominated in Swiss Francs, and the Adviser also may make investments in securities denominated in other foreign currencies. The Adviser does not, however, intend to engage in transactions to protect against the risk that the value of the Swiss Franc, or other foreign currencies in which it invests, will change against the value of the U.S. Dollar. Thus, a change in the value of the Swiss Franc generally will result in a change in the U.S. Dollar value of the Fund's assets. This means that, for example, if the value of the Swiss Franc moves down against the value of the U.S. Dollar, the Portfolio's net asset value and income for distribution may decline even if the Portfolio had a positive performance as measured in Swiss Francs.

     Any hedging transactions in which the Adviser determines to engage will try to protect the Portfolio's assets only from changes in the exchange rates between foreign currencies and the Swiss Franc. For example, if the Adviser invests in securities that are denominated in Euros, the Adviser may (but is not required to) buy Euro futures or options to attempt to protect the Portfolio from changes to the value of Euros, as compared to Swiss Francs. That hedging strategy will not, however, protect the Portfolio from changes in the value of Euros to U.S. Dollars. Thus, if the value of the Euro falls when compared to the U.S. Dollar, the Portfolio's value -- in U.S. Dollar terms -- will fall despite the hedging transactions.

     For this reason, the Portfolio may be exposed to increased risk of changes in the value of the Swiss Franc and other foreign currencies, when compared to the U.S. Dollar.

Interest Rate Risk.  Investing in debt securities is subject to the risk that
-------------------
the market value of the debt securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

                             THE FUND'S MANAGEMENT

Investment Adviser



Julius Baer Investment Management Inc. ("JBIMI" or "Adviser") has entered into an investment advisory agreement with the Fund, pursuant to which JBIMI will manage the Fund's assets through the Portfolio. Accordingly, JBIMI makes all investment decisions and performs all of the portfolio management functions for the Portfolio. JBIMI is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940; it was founded in 1983 and is located at 330 Madison Avenue, New York, New York. JBIMI is a subsidiary of Julius Baer Securities Inc., which in turn is a subsidiary of Julius Baer Holding Ltd., a publicly traded Swiss-based banking and asset management firm.

The Fund pays the Adviser a fee for its services. The fee payable by the Fund for the fiscal year ending December 31, 2000 is shown in the table below.

        ---------------------------------------------------------------
        Fund                 Fee (as a % of average daily net assets)
        ---------------------------------------------------------------
        Swiss Stock Fund                      [   ]%
        ---------------------------------------------------------------

The Adviser will conduct its activities so that the Portfolio's investments are in compliance with the laws and restrictions applicable to the Portfolio and the Fund and to each other Spoke fund participating in the Portfolio. As a result, certain investment policies and restrictions governing the investment of the aggregate assets held through the Portfolio may be more restrictive than the policies and limitations that would have governed the investments of the Fund if it were not investing through the Portfolio. The Adviser does not believe, however, that this difference will have any material effect on its selection of securities to purchase or sell for the Fund through the Portfolio.

The Adviser is required to manage the assets of the Fund and each other U.S. or foreign fund that invests through the Portfolio as a group, consistent with the common investment objectives, policies and restrictions of the funds. For this purpose, the Adviser will enter into parallel investment management contracts with each Spoke fund participating in the Portfolio. When it enters into each new investment management contract with a Spoke fund, the Adviser will ensure that the contract -- and the restrictions and limitations in that contract, as well as the applicable legal standards that govern that contract -- will not materially disadvantage the Fund or any other Spoke funds that invest through the Portfolio. In addition, should the Board of Trustees determine that another fund's investment restrictions will disadvantage the Fund, the Board may cause the Fund to withdraw from the Portfolio.

Portfolio Management

Messrs. Lorenz Reinhard and Urs Heiniman , who are located in Zurich, Switzerland, are Vice President and First Vice President, respectively, of JBIMI, and they manage the day-to-day affairs of the Portfolio. This means that they make the daily decisions about the securities to purchase and sell to achieve the Portfolio's investment goal. Mr. Reinhard serves as the portfolio manager for the Portfolio. From 1995 until 1997, he worked for Bank Julius Baer as Primary Financial Analyst Switzerland. In 1997, Mr. Reinhard joined Julius Baer Asset Management Ltd., Zurich, as a portfolio manager and financial analyst
 . Since July 1, 1999, he has served as portfolio manager for the Non-U.S. Fund, which was the predecessor to the Portfolio. Before joining Bank Julius Baer in 1995, Mr. Reinhard was Primary Financial Analyst for Zurich Cantonal Bank. Mr. Urs Heiniman serves as the deputy portfolio manager for the Portfolio. Since July 1, 1999, he has served as deputy portfolio manager for the Non-U.S. Fund. For the five years before serving as deputy portfolio manager for the Non-U.S. Fund, Mr. Heiniman was responsible for the Swiss equity portfolios of the institutional clients of the Julius Baer Group.

                             INVESTING IN THE FUND

Opening an Account

To invest in the Fund, you must first complete and sign an account application. A copy of the application is included with this Prospectus. You can also obtain an account application by calling 1-800-[ ] or by writing to the Fund's Transfer Agent, [ ] ("[ ]") at:

     [ ]

Completed and signed account applications may be mailed to [ ] at the above address.

You can also invest in the Fund through your broker. If your broker does not have a relationship with [ ], the Fund's distributor (Distributor), you may be charged a transaction fee.

Investor Alert: The Fund may choose to refuse any purchase order.

Retirement Plans. For information about investing in the Fund through a tax-deferred retirement plan, such as an Individual Retirement Account (IRA), self-employed retirement plan (H.R.10), a Simplified Employee Pension IRA (SEP-IRA) or a profit sharing and money purchase plan, an investor should telephone the Transfer Agent at 1-800-435-4659 or write to [ ] at the address set forth above.

Investor Alert: You should consult your tax adviser about the establishment of retirement plans.

Pricing of Fund Shares

The price to buy one share of class A is the class's offering price or the class's net asset value per share (NAV), depending on whether you pay a front-end sales charge. If you pay a front-end sales charge, your price will be class A's offering price. When you buy class A shares at the offering price, the appropriate sales charge is deducted and the rest is invested in class A shares of the Fund. If you qualify for a front-end sales charge waiver, your price will be class A's NAV.

For class B and class I shares the price to buy one share is the class's NAV. Class B shares are sold without a front-end sales charge, but may be subject to a Contingent Deferred Sales Charge (CDSC) upon redemption. Class I shares are sold without sales charges.


The Fund's net asset value (NAV) and share price are determined as of 4:00 p.m., Eastern time, every day that the banks in Luxembourg and Zurich are open for business, and are based on the closing prices of the regular trading session on that day on the SWX Swiss Stock Exchange. Banks in Luxembourg and Zurich are closed on the following days: January 1 and 2; April 21 and 24; May 1; June 1, 12 and 23; August 1 and 15; November 1, and December 25 and 26. Shares are purchased or sold at the next offering price determined after the Distributor receives the properly completed order. Properly completed orders contain all necessary paperwork to authorize and complete the transaction.

The investments being held through the Portfolio are valued based on market value or, if no market value is available, based on fair value. Some specific pricing strategies follow:


 . Securities mainly traded on a U.S. exchange are valued at the last sale price of a regular trading session on that exchange or, if no sales occurred during the day, at the mean of the current quoted bid and asked prices; and


 . Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time the value was determined, that closing value might be adjusted.

Purchasing Your Shares

You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment amount required as well as to learn about the various ways you can purchase your shares.

--------------------------------------------------------------------------------------------
Type of Investment             Initial Investment*             Additional Investment*
--------------------------------------------------------------------------------------------
Regular account                      $[   ]                            $[   ]
--------------------------------------------------------------------------------------------
Individual                           $[   ]                            $[   ]
Retirement Account (IRA)
--------------------------------------------------------------------------------------------
Tax deferred retirement              $[   ]                            $[   ]
plan other than an IRA
--------------------------------------------------------------------------------------------

* Initial and subsequent purchases must satisfy the minimums stated above, except that (i) certain persons who are already shareholders may make additional purchases of $[ ] or more by sending funds directly to [ ], and (ii) for investors participating in automatic investment plans and military allotment plans, the initial and subsequent purchases must be $[ ] or more.

You can invest in Fund shares in the following ways:

                                            Opening an account                                 Adding to your account
                          ----------------------------------------------------------------------------------------------------------

 . Through A Broker          . You can purchase shares through a broker that      . You may add to an account established through
                            has a relationship with the Distributor.             any broker either by contacting your broker or
                                                                                 directly through [] by using one of the methods
                            If you buy shares through a broker, the broker is    described below.
                            responsible for forwarding your order to [] in a
                            timely manner.  If you place an order with a
                            broker by 4:00 p.m. (Eastern time) on a day when
                            the NYSE is open for regular trading, and the
                            order is received by [] by the end of its business
                            day, you will receive that day's price and be
                            invested in the Fund on that day.

                            . You may also be able to purchase shares through
                            a broker that does not have a relationship with
                            the Distributor. Orders from such a broker
                            received by [ ] by 4:00 p.m. (Eastern time) on a
                            day when the NYSE is open for regular trading will
                            be effected that day. You may be charged a
                            transaction fee by your broker.
                          ---------------------------------------------------------------------------------------------------------
 . By Check                  . Please make your check (in U.S. dollars) payable   . Make your check payable to the Julius Baer
                            to the Julius Baer Multistock Funds or the Fund.     Multistock Funds or the Fund. The Fund does not
                            . Write the Fund name and applicable class on the    accept third party checks.
                            check.                                               . Write your account number, Fund name and
                            . Send your check with the completed account         applicable class on the check.
                            application to:                                      . Mail your check directly to the Fund at
                            [ ]                                                  the address shown at left.
                            Attention: Julius Baer Multistock Funds
                            Your application will be processed subject to
                            your check clearing.
                          ----------------------------------------------------------------------------------------------------------
 . By Wire                   . First, telephone the Transfer Agent at (800)       . Refer to wire instructions for opening an
                            [ ]-[ ] to notify the Transfer Agent that a bank     account.
                            wire is being sent and to receive an account         . Specify in the wire: (1) the name of the Fund,
                            number. A bank wire received by 4:00 p.m. (Eastern   (2) the account number, and (3) your name. If []
                            time) on a day when the NYSE is open for regular     receives the federal funds before the close of
                            trading will be effected that day.                   regular trading of the NYSE on a day the NYSE is
                            . Transfer funds by wire to the following address:   open for regular trading, your purchase of Fund
                            [ ]                                                  shares will be effected as of that day.
                            ABA [ ]
                            Swiss Stock Fund DDA No. [   ]
                          ----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 . Specify in the wire: (1) the name of the
Fund, (2) the applicable class, (3) the account
number which [_] assigned to you, and (4) your
name.
--------------------------------------------------------------------------------

                                            Opening an account                                 Adding to your account
                          ----------------------------------------------------------------------------------------------------------
 . By Exchange               . First, you should follow the procedures under      . You may exchange your Fund shares for shares of
                            "By Check" or "By Wire" in order to get an account   certain classes of shares of another Fund
                            number for Fund(s) which you do not currently own    described in the Prospectus at its respective NAV
                            shares of, but which you desire to exchange shares   or offering price, as the case may be.
                            into.                                                . You should review the disclosure provided in
                            . You may exchange shares of the Fund for shares     this Prospectus relating to the other Fund
                            of certain classes of shares of another Fund at      carefully before making an exchange of your Fund
                            its respective NAV or offering price, as the case    shares.
                            may be.
                            . You should review the disclosure provided in
                            this Prospectus relating to the other Fund
                            carefully before making an exchange of your Fund
                            shares.
                          ----------------------------------------------------------------------------------------------------------
 .  Through Retirement       . You may invest in the Fund through various
   Plans                    Retirement Plans. The Fund's shares are designed
                            for use with certain types of tax qualified
                            retirement plans including defined benefit and
                            defined contribution plans.
                            . For further information about any of the plans,
                            agreements, applications and annual fees, contact
                            [ ] or your financial adviser.
                          ----------------------------------------------------------------------------------------------------------

More information about wire transfers: A $12.00 service charge is imposed on shareholders for effecting wire transfers.

More information about exchanges: If you exchange shares subject to a deferred sales charge, the transaction will not be subject to a deferred sales charge. When you redeem the shares acquired through the exchange, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

     Special Tax Consideration: For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

 . Automatic Investment Plan

You can pre-authorize monthly or quarterly investments of $100 or more in the Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate portion of an account application or separate forms to do this. Contact your broker or the Distributor for more information.

 . Processing Organizations

You may also purchase shares of the Fund through a "Processing Organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. The Fund has authorized certain Processing Organizations to accept purchase and sale orders on its behalf. Before investing in the Fund through a Processing Organization, you should read any materials provided by the Processing Organization in conjunction with this Prospectus.

When shares are purchased this way, there may be various differences. The Processing Organization may:

       . charge a fee for its services;
       . act as the shareholder of record of the shares;
       . set different minimum initial and additional investment requirements; . impose other charges and restrictions; and . designate intermediaries to accept purchase and sale orders on the
         Fund's behalf.

The Fund considers a purchase or sales order as received when an authorized Processing Organization, or its authorized designee, accepts the order. These orders will be priced based on the Fund's NAV determined after such order is accepted.

Shares held through a Processing Organization may be transferred into your name following procedures established by your Processing Organization and the Fund. Certain Processing Organizations may receive compensation from the Fund, the Adviser or their affiliates.

Which Class of Shares Is Best For Me?

     This prospectus offers you a choice of three classes of fund shares: A, B and I. This allows you to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the "Fees and expenses" section. The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Please note that Class I shares, which are not subject to sales charges or a CDSC, are available only to certain investors.

Here is a summary of the differences among the classes of shares:

Class A Shares

Initial sales charge of up to 5.00%
Lower sales charge for investments of $50,000 or more
No deferred sales charge (except on certain redemptions of shares bought without an initial sales)
Lower annual expenses, and higher dividends, than class B shares because of lower 12b-1 fee

Class B Shares

No initial sales charge; your entire investment goes to work for you
Deferred sales charge of up to 5% if you sell shares within 6 years after you bought them
Higher annual expenses, and lower dividends, than class A or I shares because of higher 12b-1 fee
Convert automatically to class A shares after 7 years, reducing the future 12b-1 fee (may convert sooner in some cases)
Orders for class B shares for more than $250,000 are treated as orders for class A shares or refused

Class I Shares

No initial sales charge, your entire investment goes to work for you No deferred sales charge
Lower annual expenses, and higher dividends than all other classes

Initial sales charges for class A shares

---------------------------------------------------------------------------
                                            Class A sales charge as a
                                            percentage of:
---------------------------------------------------------------------------
Amount of purchase at offering price ($)    Net amount     Offering price*
                                            invested
---------------------------------------------------------------------------
Under 50,000                                %              %
---------------------------------------------------------------------------
50,000 but under 100,000
---------------------------------------------------------------------------
100,000 but under 250,000
---------------------------------------------------------------------------
250,000 but under 500,000
---------------------------------------------------------------------------
500,000 but under 1,000,000
---------------------------------------------------------------------------
1,000,000 and above                         NONE           NONE
---------------------------------------------------------------------------

*    Offering price includes sales charge

Deferred Sales Charges for Class B and Certain Class A Shares

If you sell (redeem) class B shares within six years after you bought them, you will generally pay a deferred sales charge according to the following schedule.

-------------------------------------------------------------------
Year after Purchase                      1   2   3   4   5   6   7+
-------------------------------------------------------------------
Charge                                   5%  4%  3%  3%  2%  1%  0%
-------------------------------------------------------------------

A deferred sales charge of up to 1% may apply to class A shares purchased without an initial sales charge, if redeemed within two years after purchase. Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

You May Be Eligible For Reductions and Waivers of Sales Charges

Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is included in the SAI. You may consult your broker or [] for assistance.

Selling Your Shares

You may sell some or all of your Fund shares on any day that the Fund calculates its NAV, minus any CDSC. If your request is accepted before the close of regular trading on the NYSE, you will receive a price based on that day's NAV, minus any CDSC, for the shares your sell. Otherwise, the price you receive will be based on the NAV, minus any CDSC, that is next calculated.

                            ----------------------------------------------------
 . By Telephone              . You can sell or exchange your shares over the
                            telephone, unless you have specifically declined
                            this option. If you do not wish to have this
                            ability, you must mark the appropriate section of
                            the New Account Application Form.
                            . To sell your Fund shares by telephone call (800)
                            [ ] between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the NYSE is open for regular trading. You will be asked to:
                              . specify the name of the Fund and class from
                            which the sale is to be made;
                              . indicate the number of shares or dollar amount
                            to be sold;
                              . include your name as it exists on the Fund's
                            records; and
                              . indicate your account number.
                            ----------------------------------------------------
 . By Mail                   . To sell your Fund shares by mail you must write to
                                [ ] at:
                                [ ]
                                Attention: Julius Baer Multistock Funds
                            . specify the name of the Fund and class from which
                              the sale is to be made;
                            . indicate the number of shares or dollar amount to
                              be sold;
                            . include your name as it exists on the Fund's
                              records;
                            . indicate your account number; and
                            . sign redemption request exactly as the shares are
                              registered.
                            ----------------------------------------------------


     Investor Alert: Unless otherwise specified, proceeds will be sent to the record owner.

Signature guarantees: Some circumstances (e.g., changing the bank account designated to receive sale proceeds) require that the request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

Telephone sales: If we receive your share sale request before 4:00 p.m. (Eastern time), on a day when the NYSE is open for regular trading, the sale of your shares will be processed that day. Otherwise it will occur on the next business day.

Interruptions in telephone service could prevent you from selling your shares in this manner when you want to. When you have difficulty making telephone sales, you should mail (or send by overnight delivery) a written request for sale of your shares to [ ].

In order to protect your investment assets, [ ] intends to only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and the Trust will not be liable for those cases. The Trust has certain procedures to confirm that telephone instructions are genuine. If the Trust does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions.

 . Low Account Balances

[ ] may sell your Fund shares if your account (excluding IRA and other tax deferred retirement accounts) balance falls below $1,000 as a result of redemptions that you have made (as opposed to a reduction from market changes). [ ] will let you know that your shares are about to be sold and you will have 60 days to increase your account balance to more than $1,000.

       Special consideration: Involuntary sales may result in sale of your Fund shares at a loss or may result in taxable investment gains.

 . Receiving Sale Proceeds

[ ] will forward the proceeds of your sale to you within seven days.

Fund Shares Purchased By Check: If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 10 days. If you may need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.

       It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances.

Redemptions in Kind: The Fund reserves the right to redeem your shares by giving you securities under certain circumstances, generally in connection with very large redemptions.

Distribution and Shareholder Servicing Plans

The Fund has adopted distribution and service plans under Rule 12b-1 of the 1940 Act for its shares. These plans allow the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to holders of the shares.


       Distribution (12b-1) Plans.
       The Fund has adopted distribution plans to pay for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 0.25% on class A shares and 0.50% on class B shares. Because 12b-1 fees are paid on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                            DISTRIBUTIONS AND TAXES

Distributions

The Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when income dividends are declared and paid for the Fund.

-------------------------------------------------------------------------------
Fund                               Dividends Declared       Dividends Paid
-------------------------------------------------------------------------------
Swiss Stock Fund                        Annually                Annually
-------------------------------------------------------------------------------

Distributions of any capital gains earned by the Fund will be made at least annually. All distributions will automatically be reinvested in the Fund unless the shareholder instructs otherwise.

Tax Information

Distributions: The Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the assets have been held). The Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.

Ordinary Income: Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Long-Term Capital Gains: Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

     Tax on Sale of Shares: Selling your shares may cause you to incur a taxable gain or loss.

Statements and Notices: You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes paid by the Fund and certain distributions paid by the Fund during the prior taxable year.

     Special tax consideration: You should consult with your tax adviser to address your own tax situation.




                               FUND ORGANIZATION

Global Hub and Spoke(SM) Structure


The Fund is a Spoke fund in a Global Hub and Spoke structure. Under this structure, the Fund will join with other foreign and domestic funds and institutional investors (each, a Spoke fund) in investing substantially all of their assets through the Portfolio, which is another fund. By this means, the investments of the Fund and each other Spoke fund will be managed together at the Portfolio level, and the Fund and each other Spoke fund will seek to enhance their investment opportunities by participating in a larger pool of assets and to reduce their operating expenses by sharing the costs of managing their investments.


The Global Hub and Spoke structure is similar to the traditional "Hub and Spoke" or "master-feeder" structure in which an upper-tier mutual fund (a Spoke fund or feeder fund) invests in a lower-tier fund (a Hub Portfolio or master fund). In both the Global Hub and Spoke Structure and the traditional "Hub and Spoke" or "master-feeder" structures, the conventional activities of a mutual fund are unbundled. The activities related to investment management and asset custody are performed at the Portfolio or lower-tier level; the activities related to marketing, distribution and shareholder servicing are performed at the Spoke fund or upper-tier level. Because the marketing, distribution and shareholder servicing activities are performed separately for the Fund and each other Spoke fund at the upper-tier level, the Fund and each other Spoke fund may have different operating expenses. Accordingly, the performance of each other Spoke fund may differ from the performance of the Fund.


In the traditional "Hub and Spoke" or "master-feeder" structure, the investment manager, custodian and other parties that provide services to the Hub Portfolio or master fund customarily enter into contracts directly with the Hub Portfolio or master fund, which is a conventional business entity such as a corporation or business trust. By contrast, in the Global Hub and Spoke structure, the Portfolio is not a conventional business entity. Rather, the

Portfolio is formed by the entry of the Fund and each of the other Spoke funds into a series of parallel contracts with, among others, the investment manager, the custodian and other service providers with respect to the services provided to the Portfolio. This unique arrangement is designed to allow not only U.S. mutual funds, such as the Fund, but also a greater range of foreign funds to become Spoke funds and to invest through the Portfolio.




A Board of Trustees monitors and oversees the Fund and, on behalf of the Fund, will from time to time review the Portfolio's activities. The Trustees may, among other things, determine to cause the Fund to withdraw from the Portfolio if they decide that doing so would be in the best interest of the Fund or that the investment objectives, policies, or restrictions of the Portfolio do not match those of the Fund.


In addition, under the Global Hub and Spoke structure, the Supervisors are responsible for monitoring and overseeing the activities of the Portfolio. The Supervisors function as fiduciaries in the same manner as the Trustees; the Supervisors oversee, among other things, the maintenance of books and records, the valuation of the Portfolio's assets, and the appropriate allocations of gains and losses among the Spoke funds.


As noted above, the Portfolio's activities will conform to the investment objectives, policies, guidelines, and restrictions of each of its Spoke funds. For example, because both the Fund and the Non-U.S. Fund, which was the predecessor to the Portfolio, invest through the Portfolio, the investments of the Portfolio must comply with the legal requirements and other restrictions that are applicable to both Spoke funds. As a result, if any jurisdiction in which any Spoke fund is organized or regulated imposes more stringent requirements than other jurisdictions in which other Spoke funds are organized or regulated, the more stringent restrictions will govern all of the investment activities through the Portfolio.


The activities at the Portfolio level will seek to comport with the investor protections laws that apply to each of the Spoke funds. The Fund's Board of Trustees will monitor these restrictions imposed at the Portfolio level. Should the Trustees determine that another Spoke fund's investment restrictions will disadvantage the Fund, they may cause the Fund to withdraw from the Portfolio.



__________________________

For investors who want more information about the Fund, the following documents are available free upon request:

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.


Annual/Semi-Annual Reports: When published, the
Fund's Annual and Semi-Annual Reports will provide additional information about the Fund's investments. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. In the Fund's Annual Report, you will also find certain financial highlight information which is legally a part of this Prospectus.


You can get free copies of the SAI, the reports (after they are published), other information and answers to your questions about the Fund by contacting the Fund's transfer agent at:

[ ]

You can view the Fund's SAI and the reports at the Public Reference Room of the Securities and Exchange
Commission (SEC).

For a fee, you can get text-only copies by writing to the Public Reference Room of the SEC, Washington, D.C.
20549-6009. You can also call 1-202-942-8090.
Additionally, this information is available on the EDGAR database at the SEC's internet site http://www.sec.gov. A copy may be obtained after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov


Investment Company Act
file no. 811-9793

JULIUS BAER MULTISTOCK FUNDS

Julius Baer Swiss Stock Fund


STATEMENT OF ADDITIONAL INFORMATION
_________, 2000

The Trust currently offers the Julius Baer Swiss Stock Fund (the "Fund"). You can obtain a free copy of the prospectus for the Fund or the Fund's most recent Annual or Semi-Annual reports, request other information, and discuss your questions about the Fund or the Trust by contacting the Transfer Agent at...

This Statement of Additional Information (`SAI') is not a prospectus. Please read this SAI in conjunction with the Prospectus for the Julius Baer Multistock Funds (the `Trust') dated [DATE]. This SAI uses the same terms as defined in the Prospectus.

[TRANSFER AGENT NAME,
ADDRESS,
PHONE NUMBER]


You can view the Fund's Prospectus as well as other reports at the Public Reference Room of the Securities and Exchange Commission. For a fee, you can get text-only copies by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-6009. You can also call 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site http://www.sec.gov. A copy may be obtained after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov

Contents
--------

Page
----


THE TRUST AND THE FUND                                                    3

DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS                        3
   EQUITY INVESTMENTS                                                     4
   FIXED-INCOME INVESTMENTS                                               8
   MONEY MARKET INVESTMENTS                                               9
   INVESTMENT TECHNIQUES                                                 11
   HEDGING TECHNIQUES                                                    12

INVESTMENT LIMITATIONS                                                   20

MANAGEMENT OF THE TRUST AND THE PORTFOLIO                                25

CAPITAL STOCK                                                            29

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                           30

ADDITIONAL INFORMATION CONCERNING TAXES                                  43

CALCULATION OF PERFORMANCE DATA                                          44

INDEPENDENT AUDITORS                                                     46

COUNSEL                                                                  46

APPENDIX - DESCRIPTION OF RATINGs                                        47

THE TRUST AND THE FUND

     Julius Baer Multistock Funds (the Trust) currently offers the Julius Baer Swiss Stock Fund (the Fund). The Trust was formed as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated January 14, 2000. The Fund may offer class A, class B and class I shares.

The Fund and the Trust will use the Global Hub and Spoke investment structure. Under this structure, the Fund will join with other foreign and domestic funds and institutional investors (each a Spoke fund and, collectively, Spoke funds) in investing substantially all of their assets through the Swiss Stock Portfolio (the Portfolio), which is another fund. By this means, the investments of the Fund and each other Spoke fund will be managed by Julius Baer Investment Management Inc. (JBIMI or the Adviser) together at the Portfolio level, and the Fund and each other Spoke fund will seek to enhance their investment opportunities by participating in a larger pool of assets and to reduce their operating expenses by sharing the costs of managing its investments. The Trust may withdraw the Fund's assets from the Portfolio if the Board of Trustees decides that it is in the best interest of the Fund to do so. Other Spoke funds also may withdraw from the Portfolio if their management determines that doing so is in the best interest of those funds.

The Global Hub and Spoke structure divides the usual functions of a mutual fund into two parts. The activities related to investment management and asset custody are performed at the Portfolio level; the activities related to marketing, distribution and shareholder servicing are performed at the Spoke fund level. Because the marketing, distribution and shareholder servicing activities are performed separately for the Fund and each other Spoke fund, the Fund and each other Spoke fund may have different operating expenses. Accordingly, the performance of each other Spoke fund may differ from the performance of the Fund.

     The Global Hub and Spoke is similar to the traditional "Hub and Spoke(R)" or "master-feeder" structure in which an upper-tier mutual fund (a Spoke fund or feeder fund) invests in a lower-tier mutual fund (a Hub Portfolio or master fund). In the traditional "Hub and Spoke" or "master-feeder" structure, the lower-tier fund is a conventional business entity and the investment manager, custodian and other parties that provide services to the Hub Portfolio or master fund customarily enter into contracts directly with the Hub Portfolio or master fund. In the Global Hub and Spoke structure, the Portfolio is not a conventional business entity but, rather, is formed through a series of parallel contracts entered into by each Spoke fund with the investment manager, the custodian and other service providers that provide services to the Portfolio. This unique arrangement is designed to allow both U.S. funds, such as the Fund, and foreign funds to become Spoke funds and to invest through the Portfolio.

     The Prospectus, dated,_______ 2000, provides the basic information investors should know before investing, and may be obtained without charge by calling [NAME OF TRANSFER AGENT] (the "Transfer Agent") at the telephone number listed on the cover. This SAI, which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. This SAI is not an offer of any Fund for which an investor has not received a Prospectus.

DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS

     The Fund is a non-diversified open-end management investment company. Under ordinary conditions, the Adviser will invest at least two-thirds of the Portfolio's assets in Swiss equity securities, which include common stock, preferred stock and warrants. The Adviser may invest up to 15% of the Portfolio's assets in warrants, options or other instruments that give the right to purchase or sell Swiss equities or other types of equities, equity indexes, and interest rate indexes.

     The Adviser will invest at least 90% of the Portfolio's assets in "recognized securities." For this purpose, "recognized securities" are securities issued by companies with their registered offices or the major part of their business activities in Switzerland or Liechtenstein, which securities are either (a) quoted and transferable on a stock exchange or other regulated public market in Switzerland or elsewhere in the world, or (b) new issues of stock that have applied for listing on a stock exchange or other regulated market, provided that such listing is granted within one year of the application. This means that the Adviser may invest in securities before they are listed on an exchange or other regulated market, provided that an application for listing has been made, but that the Adviser must dispose of such securities if listing is not granted within one year.

     The Adviser will invest substantially all of the Portfolio's assets in transferable equity securities when it believes that the relevant market environment favors profitable investing in those securities. Equity investments are selected in industries and companies that the Adviser believes are experiencing favorable demand for their products and services, and which operate in a favorable regulatory and competitive climate. The Adviser's analysis and selection process focuses on growth potential; investment income is not a consideration. In addition, factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and prospects for economic growth among countries, regions or geographic areas may warrant consideration in selecting foreign equity securities. Generally, the Adviser intends to invest in marketable securities that are not restricted as to public sale. Most of the purchases and sales of securities will be effected in the primary trading market for the securities. The primary trading market for a given security generally is located in the country in which the issuer has its principal office. While no assurances can be given as to the specific issuers of the equity securities in which the Adviser will invest, the Adviser intends to seek out the securities of large well-established issuers. However, the Adviser will invest in the equity securities of smaller emerging growth companies when it believes that such investments represent a beneficial investment opportunity.

     Although the Adviser normally invests primarily in equity securities, it may increase the cash or non-equity position when it is unable to locate investment opportunities with desirable risk/reward characteristics. The Adviser may invest in preferred stocks that are not convertible into common stock, government securities, corporate bonds and debentures, high-grade commercial paper, certificates of deposit or other debt securities when it perceives an opportunity for capital growth from such securities or so that a return on idle cash may be received.

EQUITY INVESTMENTS

When-Issued Securities and Delayed Delivery Transactions

     Securities may be purchased on a when-issued basis and purchased or sold on a delayed-delivery basis. In these transactions, payment for and delivery of the securities occurs beyond the regular settlement dates, normally within 30-45 days after the transaction. When-issued or delayed-delivery transactions will not be entered into for the purpose of leverage, although, to the extent the Fund is fully invested through the Portfolio, these transactions will have the same effect on net asset value per share as leverage. The right to acquire a when-issued security may be sold prior to its acquisition or its right to deliver or receive securities in a delayed-delivery transaction may be disposed of if the Adviser deems it advantageous to do so. The payment obligation and the interest rate that will be received in when-issued and delayed-delivery transactions are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Income will not be accrued with respect to a debt security purchased on a when-issued or delayed-delivery basis prior to its stated delivery date but income will continue to accrue on a delayed-delivery security that has been sold. When-issued securities may include securities purchased on a "when, as and if issued" basis under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. To facilitate acquisitions, a segregated account with the Custodian is maintained with liquid assets in an amount at least equal to such commitments. Such a segregated account consists of liquid, high grade debt securities marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the commitments. On delivery dates for such transactions, such obligations are met from maturities or sales of the securities held in the segregated account and/or from cash flow.

Rule 144A Securities

     The Adviser may purchase securities that are not registered under the Securities Act of 1933 (1933 Act), but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities). A Rule 144A Security may be considered illiquid and therefore subject to the 10% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines may be adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities may be delegated to the Adviser, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity. All factors will be considered in determining the liquidity of Rule 144A Securities, and all investments in Rule 144A Securities will be carefully monitored.

International Warrants

     The Adviser may invest up to 15% of the Portfolio's assets in warrants of transferable securities of international issuers, that is, by banks and firms in Switzerland or elsewhere in the world, that give the Adviser the right to purchase equity securities of companies with their registered offices or the major part of their business activities in Switzerland or Liechtenstein. Investments in warrants constitute a principal part of the investment strategy of the Adviser and an important means by which the Adviser anticipates meeting the investment objectives of the Portfolio and, thereby, the Fund and the other Spoke funds that invest through the Portfolio. Warrant holdings will consist of equity warrants, index warrants, covered warrants, interest rate warrants and long term options of, or relating to, international issuers. Warrants are securities that give the holder the right, but not the obligation, to subscribe to, in the case of a call, or sell, in the case of a put, equity issues (consisting of common and preferred stock, convertible preferred stock and warrants that themselves are only convertible into common, preferred or convertible preferred stock) of the issuing company or a related company at a fixed price either on a certain date or during a set period. The equity issue underlying an equity warrant is outstanding at the time the equity warrant is issued or is issued together with the warrant. At the time an equity warrant convertible into a warrant is acquired or sold, the terms and conditions under which the warrant received upon conversion can be exercised will have been determined; the warrant received upon conversion will only be convertible into a common, preferred or convertible preferred stock.

     Equity warrants are generally issued in conjunction with an issue of bonds or shares, although they also may be issued as part of a rights issue or scrip issue. When issued with bonds or shares, they usually trade separately from the bonds or shares after issuance. Bonds may be bought with warrants attached.
Most warrants trade in the same currency as the underlying stock ("domestic warrants"), but also may be traded in different currency ("euro-warrants"). Equity warrants are traded on a number of exchanges, including but not limited to France, Germany, Japan, Netherlands, Switzerland and the United Kingdom, and in over-the-counter markets. Since there is a readily available market for these securities, the Adviser believes that international warrants should be considered a liquid investment.

     Index warrants are rights created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, an equity index at a certain level over a fixed period of time. Index warrant transactions settle in cash.

     Covered warrants are rights created by an issuer, typically a financial institution, normally entitling the holder to purchase from the issuer of the covered warrant outstanding securities of another company (or in some cases a basket of securities), which issuance may or may not have been authorized by the issuer or issuers of the securities underlying the covered warrants. In most cases, the holder of the covered warrant is entitled on its exercise to delivery of the underlying security, but in some cases the entitlement of the holder is to be paid in cash the difference between the value of the underlying security on the date of exercise and the strike price. The securities in respect of which covered warrants are issued are usually common stock, although they may entitle the holder to acquire warrants to acquire common stock. Covered warrants may be fully covered or partially covered. In the case of a fully covered warrant, the issuer of the warrant will beneficially own all of the underlying securities or will itself own warrants (which are typically issued by the issuer of the underlying securities in a separate transaction) to acquire the securities. The underlying securities or warrants are, in some cases, held by another member of the issuer's group or by a custodian or other fiduciary for the holders of the covered warrants.

     Interest rate warrants are rights that are created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, a specific bond issue or an interest rate index (Bond Index) at a certain level over a fixed time period. Interest rate warrants can typically be exercised in the underlying instrument or settle in cash.

     Long term options operate much like covered warrants. Like covered warrants, long term options are options created by an issuer, typically a financial institution, entitling the holder to purchase from the issuer, in the case of a call, or sell, in the case of a put, outstanding securities of another issuer. Long term options have an initial period of one year or more, but generally have terms between three and five years. At present, long term options are traded only in the Netherlands, where a distinct market does not exist. Unlike U.S. options, long term European options do not settle through a clearing corporation that guarantees the performance of the counterparty. Instead, they are traded on an exchange and subject to the exchange's trading regulations.

     Only covered warrants, index warrants, interest rate warrants and long term options issued by entities deemed to be creditworthy will be acquired. The Adviser will monitor the creditworthiness of such issuers on an on-going basis. Investment in these instruments involves the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or warrants to acquire the underlying security (or cash in lieu thereof). To reduce this risk, the holdings of covered warrants, index warrants, interest rate warrants and long term options will be limited to those issued by entities that either have a class of outstanding debt securities that is rated investment grade or higher by a recognized rating service or otherwise are considered to have the capacity to meet their obligations.

Options on Securities

     Call options may be purchased and put options may be sold that are quoted or traded on an official stock exchange or other regulated market as long as premiums do not exceed 15% of the Portfolio's net asset value. Purchases of call options and sales of put options are permitted only with respect to the kind of underlying securities whose purchase is permitted through the Portfolio.

     The equivalent of the bought call options and the sold put options calculated at the strike price must be continually covered by liquid assets until the corresponding positions are closed out.

     The contract value of the call options purchased and the put options sold in respect of a particular company together with the market value of the securities of the same company already held through the Portfolio may not permanently exceed 10% of the Portfolio's assets. Thereby the contract value corresponds in the case of:

a) call options, to the exercise price plus the market value of the options times number of units;
b) put options, to the exercise price less the market value of the option times number of units

  The contract value of the transactions effected according to the above mentioned requirements which do not serve hedging purposes may not permanently exceed 49% of the Portfolio's assets.

     If a call option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or below the exercise price during the life of the option, the option will expire worthless and the premium paid for the option will be lost.

     For further information please refer to "Hedging Techniques".

Depository Receipts

     The Adviser may invest in securities issued in multi-national currency units, such as the Euro, American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") or European Depository Receipts ("EDRs") (collectively, "Depository Receipts"). ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. GDRs may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. The Adviser may invest in Depository Receipts through "sponsored" or "unsponsored" facilities if issues of such Depository Receipts are available and are consistent with the Fund's investment objective. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored Depository Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. In order to seek to protect against a decline in value of the Portfolio's assets due to fluctuating currency rates, the Adviser may engage in certain hedging strategies, as described under "Hedging Techniques" below.

Securities of Other Investment Companies

     The Adviser may invest in securities of another investment company which are recognized as undertakings for collective investments in transferable securities under the Council Directive 85/611 of the European Union in amounts which (a) do not exceed 3% of the total outstanding voting stock of such company, (b) do not exceed 5% of the value of the Portfolio's assets and (c) when added to all other investment company securities held through the Portfolio, the open-end investment company holdings do not exceed 5% of the value of the Portfolio's assets. Investors should note that investment in the securities of other investment companies would involve the payment of duplicative fees.

FIXED-INCOME INVESTMENTS

     The Adviser may invest up to one-third of the Portfolio's assets in transferable fixed-income investments from recognized countries. When the Adviser invests in such debt securities, investment income may increase and may constitute a large portion of the return of the Portfolio but, under these certain circumstances, the Adviser would not expect the Portfolio to participate in market advances or declines to the extent that it would if the Adviser remained fully invested in equity securities.

     The performance of the debt component of securities in the Portfolio depends primarily on interest rate changes, average weighted maturity and the quality of the securities held. The debt component will tend to decrease in value when interest rates rise and increase when interest rates fall. Generally, shorter term securities are less sensitive to interest rate changes, but longer term securities offer higher yields. The Fund's share price and yield will also depend, in part, on the quality of the investments in the Portfolio. While U.S. Government securities are generally of high quality, government securities that are not backed by the full faith and credit of the United States and other debt securities may be affected by changes in the creditworthiness of the issuer of the security. The extent that such changes are reflected in the Fund's share price will depend on the extent of the investment in such securities.

Unrated Debt Securities

     The Adviser may invest the Portfolio's assets in unrated debt instruments of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, the Adviser may treat such securities as unrated debt. See the Appendix for a description of bond rating categories.

Convertible Securities

     The Adviser may invest the Portfolio's assets in transferable convertible securities, consisting of both convertible debt and convertible preferred stock, which may be converted at either a stated price or at a stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds, and, in addition, fluctuates in relation to the underlying common stock. The common stock received upon the conversion of a convertible security or the exercise of a warrant may be retained.

MONEY MARKET INVESTMENTS

     Although it is intended that the Portfolio's assets stay invested in the equity and fixed income securities described herein and in the Prospectus to the extent practical in light of the Fund's investment objective and long-term investment perspective, the Portfolio's assets may be invested in bank deposits and money market instruments maturing in less than 12 months to meet anticipated expenses or for day-to-day operating purposes and when, in the Adviser's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity market. In addition, when large cash inflows are experienced through additional investments or the sale of portfolio securities, and desirable securities that are consistent with the investment objective are unavailable in sufficient quantities, assets may be held in short-term investments for a limited time pending availability of such securities. To the extent short-term trading is engaged in, short-term capital gains or losses may be realized and increased transaction costs may be incurred.

U.S. Government Securities

     The Adviser may invest the Portfolio's assets in debt obligations of varying maturities issued or guaranteed by the United States government, its agencies or instrumentalities. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government securities also include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. The Adviser also may invest in instruments that are supported by the right of the issuer to borrow from the United States Treasury and instruments that are supported by the credit of the instrumentality. Because the United States government is not obligated by law to provide support to an instrumentality it sponsors, the Adviser will invest in obligations issued by such an instrumentality only if it determines that the credit risk with respect to the instrumentality does not make the securities unsuitable for investment.

Foreign Government Securities

     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi -governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi -governmental agencies.

Repurchase Agreements

     Repurchase agreements may be entered into with high quality counterparties, member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date.

     Under the terms of a typical repurchase agreement, an underlying security would be acquired for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the buyer to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. The buyer bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the buyer is delayed or prevented from exercising the right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the buyer seeks to assert this right. In order to evaluate the risks, the Adviser, acting under the supervision of the Trust's Board of Trustees, monitors the creditworthiness of those bank and non-bank dealers with which repurchase agreements are entered into. A repurchase agreement is considered to be a loan under the 1940 Act.

Reverse Repurchase Agreements

     Reverse repurchase agreements may be entered into only with high quality counterparties, member banks of the Federal Reserve System and certain non-bank dealers. This is an agreement in which the Seller agrees to repurchase securities sold by it at a mutually agreed upon time and price. As such, it is viewed as the borrowing of money. Proceeds of borrowings under reverse repurchase agreements are invested. This is the speculative factor known as "leverage." If interest rates rise during the term of a reverse repurchase agreement utilized for leverage, the value of the securities to be repurchased as well as the value of securities purchased with the proceeds will decline. Proceeds of a reverse repurchase transaction are not invested for a period which exceeds the duration of the reverse repurchase agreement. A reverse repurchase agreement is not entered into if, as a result, more than one-third of the market value of the Portfolio's assets, less liabilities other than the obligations created by reverse repurchase agreements, is engaged in reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, the amount of the obligations created by reverse repurchase agreements is reduced within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe. A segregated account with the Custodian is established and maintained with liquid assets in an amount at least equal to the purchase obligations under the reverse repurchase agreements. Such a segregated account consists of liquid, high grade debt securities marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the purchase obligations.

4(2) Commercial Paper

     Under procedures adopted by the Board of Trustees, 4(2) Commercial Paper may be considered to be liquid. If not considered liquid, such 4(2) Commercial Paper will be subject to the 10% limitation of the purchase of illiquid securities.

INVESTMENT TECHNIQUES

Foreign Investments

     Investors should recognize that investing in foreign companies involves certain considerations, including those discussed below, which are not typically associated with investing in U.S. issuers. Since the Adviser will be investing the Portfolio's assets substantially in securities denominated in Swiss Francs, and since funds may be temporarily held in bank deposits denominated in Swiss Francs, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between the Swiss Franc or such other currencies, on the one hand, and the dollar on the other. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed.

     The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United States and a particular foreign country, including economic and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the United States and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the United States and other foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

     Many of the foreign securities held will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign issuers are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or domestic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The Adviser may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

     The interest payable on foreign securities may be subject to foreign withholding taxes, and while investors may be able to claim some credit or deduction for such taxes with respect to their allocated shares of such foreign tax payments, the general effect of these taxes will be to reduce the Fund's income.

HEDGING TECHNIQUES

Futures Activities

     Futures contracts for the purchase and sale of fixed-income securities or foreign currencies may be entered into and related options that are traded on foreign as well as U.S. exchanges may be purchased or written. These investments may be made solely for the purpose of hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the Portfolio's assets and not for purposes of speculation. Positions in currency futures and interest rate futures transactions will not be entered into if the value of such contracts exceeds the value of the assets of the Portfolio in the applicable currency, and their terms are longer than the maturity dates of the assets.

     Futures Contracts.  A futures contract for the purchase or sale of fixed-
     -----------------
income securities provides for the future sale by one party and the purchase by the other party of a certain amount of a specific debt instrument at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified foreign currency at a specified price, date, time and place.

     The purpose of entering into a futures contract is to protect the Portfolio's assets from fluctuations in value without necessarily buying or selling the securities. Of course, since the value of portfolio securities will far exceed the value of the futures contracts sold, an increase in the value of the futures contracts could only mitigate but not totally offset the decline in the value of such assets. No consideration is paid or received upon entering into a futures contract. Upon entering into a futures contract, an amount of cash or other liquid obligations equal to a portion of the contract amount must be deposited in a segregated account with the Custodian an approved Futures Commissions Merchant (FCM). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the contractual obligations are not met. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, the position may be closed by taking an opposite position, which will operate to terminate the existing position in the contract.

     There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts is subject to the ability of the Adviser to predict correctly movements in the price of the securities or currencies and the direction of the stock indices underlying the particular hedge. These predictions and, thus, the use of futures contracts involve skills and techniques that are different from those involved in the management of the portfolio securities being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities or currencies and movements in the price of the securities which are the subject of the hedge. A decision concerning whether, when and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends in interest rates.

     Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market exists for such contracts. Although it is intended that futures contracts will only be entered into if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Some futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, daily cash payments of variation margin would be required. In such circumstances, an increase in the value of the portion of the securities being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

     If the Adviser has hedged against the possibility of an event adversely affecting the value of securities being held through the Portfolio and that event does not occur, part or all of the benefit of the increased value of securities which have been hedged will be lost due to the offsetting losses in futures positions. Losses incurred in hedging transactions and the costs of these transactions will affect performance. In addition, in such situations, if there is insufficient cash, securities might have to be sold to meet daily variation margin requirements at a time when it would be disadvantageous to do so. These sales of securities could, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.

     Interest Rate Futures. Interest rate futures contracts are standardized
     ---------------------
contracts traded on commodity exchanges involving an obligation to purchase or sell a predetermined amount of debt security at a fixed date and price.

     When deemed advisable, interest rate futures contracts or related options that are traded on U.S. or foreign exchanges may be entered into. Such investments will be made solely for the purpose of hedging against the effects of changes in the value of securities due to anticipated changes in interest and when the transactions are economically appropriate to the reduction of risks inherent in the management of the Portfolio's assets.

     Options on Futures Contracts. Put and call options may be purchased and
     ----------------------------
written on interest rate and foreign currency futures contracts that are quoted or traded on an official stock exchange or other regulated market as a hedge against changes in interest rates and market conditions, and closing transactions may be entered into with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

     An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a fixed-income security futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in the contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying currency at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

     There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions as to anticipated trends in interest rates and securities markets by the Adviser, which could prove to be incorrect. Even if those expectations were correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities hedged.

     Equity Index Futures Contracts.  The Adviser also may enter into equity
     -------------------------------
index futures contracts to offset anticipated price changes in securities that are currently held or are anticipated to be purchased. An equity index future contract is an agreement to buy or sell an index relating to equity securities at a mutually agreed upon date and price. Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. As with other types of futures contracts, as noted above, when this type of contract is entered into a deposit called an "initial margin" will be made. This initial margin must be equal to a specified percentage of the value of the contract and it is in the nature of a performance bond or good faith deposit on the contract. Subsequent payments may also be made, known as "variation margin," on a daily basis as the positions in the futures contract become more or less valuable.

     Limitations on Futures and Options Transactions.  The Commodity Exchange
     ------------------------------------------------
Act prohibits U.S. persons, such as the Fund, from buying or selling certain foreign futures contracts or options on such contracts. Accordingly, foreign futures or options transactions will not be engaged in unless the contracts in question may lawfully be purchased and sold by U.S. persons in accordance with applicable Commodity Futures Trading Commission (CFTC) regulations or CFTC staff advisories, interpretations and no action letters. The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the Fund can commit assets to initial margin deposits and option premiums.

     In addition, in order to assure that the Fund will not be considered a "commodity pool" for purposes of CFTC rules, transaction in futures contracts or options on futures contracts will only be entered into if (1) such transactions constitute bona fide hedging transactions, as defined under CFTC rules or (2) no more than 5% of the Portfolio's assets are committed as initial margin or premiums to positions that do not constitute bona fide hedging transactions.

Currency Hedging Transactions

     Investments in foreign securities involve foreign currencies. The value of the Portfolio's assets may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, including blockage of currency conversions, and costs may be incurred in connection with conversions between various currencies. As discussed in this section on currency hedging transactions, the Adviser may engage in currency hedging transactions to protect against uncertainty in the level of future exchange rates. The Adviser may seek to protect principally against changes in the value of foreign currencies when compared to the Swiss Franc, the principal denomination of the Portfolio's assets.

     The value of the Fund's assets as measured in U.S. dollars also may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. The Adviser, however, does not presently intend to engage in currency transactions to hedge the currency risks of investing in Swiss Francs and other currencies, when compared to U.S. dollars. For this reason, the Fund may be exposed to increased risk of changes in currency valuations.

     Income received from currency hedging transactions could be used to pay expenses and would increase total return. Foreign currency transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency market or through forward foreign exchange contracts to purchase or sell currency. Listed foreign currency options and options on foreign currency futures may be purchased and sold for hedging purposes.

     Instruments offered by brokers that combine forward contracts, options and securities in order to reduce foreign currency exposure may also be invested in.

     The following is a description of the hedging instruments which may be utilized with respect to foreign currency exchange rate fluctuation risks.

     Forward Currency Contracts. A forward currency contract involves an
     --------------------------
obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Dealings in forward currency exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables generally accruing in connection with the purchase or sale of portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions denominated or quoted in that currency or in another currency in which portfolio securities are denominated, the movements of which tend to correlate to the movement in the currency sold forward (the "hedged currency"). A hedge with respect to a particular currency may not be positioned to an extent greater than the aggregate market value (at the time of making such sale) of the securities denominated or quoted in or currently convertible into that particular currency or the hedged currency. If a position hedging transaction is entered into, cash or liquid securities will be placed in a segregated account in an amount equal to the value of the assets committed to the consummation of the forward contract or the currency will be owned subject to the hedge, or the right to buy or sell it as the case may be. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the commitment with respect to the contract. Hedging transactions may be made from any non-Swiss currency into Swiss francs or into other appropriate currencies.

     Forward contracts are entered into in the interbank market conducted directly between currency traders (usually large U.S. or foreign commercial banks) and their customers. Forward contracts may be entered into in the following two circumstances:

     (1) When a foreign currency denominated security is purchased for settlement in the near future, the foreign currency needed to pay for and settle the transaction, may immediately be purchased in the forward market.

     (2) When the Adviser believes that the currency of a specific country may deteriorate against another currency, a forward contract may be entered into to sell the less attractive currency and buy the more attractive one. The amount in question could be more or less than the value of the Portfolio's securities denominated in the less attractive currency. While such actions are intended to protect the Fund from adverse currency movements, there is a risk that the currency movements involved will not be properly anticipated. Use of this currency hedging technique may also be limited by management's need to protect the U.S. tax status of the Fund as a regulated investment company.

     At or before the maturity of a forward contract, a portfolio security may be sold and delivery of the currency may be taken, or the security may be retained and the contractual obligation to deliver the currency may be offset by purchasing a second contract pursuant to which, on the same maturity date, the same amount of the currency that is obligated to be delivered will be obtained. If the portfolio security is retained and an offsetting transaction is engaged in, at the time of execution of the offsetting transaction, a gain or a loss will be incurred to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between entering into a forward contract for the sale of a currency and the date an offsetting contract is entered into for the purchase of the currency, a gain will be realized to the extent the price of the currency to be sold exceeds the price of the currency to be purchased. Should forward prices increase, a loss will be suffered to the extent the price of the purchased currency exceeds the price of the sold currency.

     The cost of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

     If a devaluation is generally anticipated, it may not be possible to contract to sell the currency at a price above the devaluation level anticipated.

     Foreign Currency Options. Put and call options on foreign currencies may be
     ------------------------
purchased for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three, six and nine month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires.

     Foreign currency options may be used under the same circumstances that forward currency exchange transactions may be used. A decline in the value of a foreign currency in which securities are denominated, for example, will reduce the value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of securities, put options on the foreign currency may be purchased. If the value of the currency does decline, the right to sell the currency for a fixed amount will be maintained and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, call options on the particular currency may be purchased. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, losses on transactions in foreign currency options could be sustained that would require a portion or all of the benefits of advantageous changes in the rates to be forgone.

Options on Securities

     Call options may be sold and put options may be bought that are quoted or traded on an official stock exchange or other regulated market exclusively for hedging purposes -- i.e., at the time of selling call options or buying put options on securities, either the underlying securities or equivalent call options or other instruments which may be used to adequately cover the liabilities arising therefrom, such as warrants must be held. The underlying securities to the call options sold (or put options bought) may not be realized as long as the options thereon have not expired, unless these are covered (closed) by matching options or by other instruments which may be used to this effect.

     The contract value of the hedging transactions effected may not exceed 100% of the Portfolio's assets at the time the contract is concluded.

     Potential commitments from sales of covered call options will not be taken which, valued at the strike price, exceed 25% of the Portfolio's assets less the options held through the Portfolio.

     Through the purchase of a put, the risk of loss from a decline in the market value of the security is limited until the put expires. Any appreciation in the value of and the yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. In order to generate income or as a hedge to reduce investment risk, the Adviser may write covered call options (within the limits described above). Fees (referred to as "premiums") are realized for granting the rights evidenced by the call options written. If a put purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, during the life of the option, the put will expire worthless and the premium paid for the option will be lost.

     Only covered call options may be written. Accordingly, whenever a call option is written the ownership or the present right to acquire the underlying security will be retained without additional consideration for as long as the obligation, as the writer of the option, continues. To support the obligation to purchase the underlying security, if a put option is exercised, either (1) cash, U.S. Government securities or other liquid assets having a value at least equal to the exercise price of the underlying securities will be deposited with the Custodian in a segregated account or (2) an equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written), or an equivalent number of puts of the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that have been written (or, if the exercise prices of the puts held are less than the exercise prices of those written, the difference will be deposited with the Custodian in a segregated account) will be maintained.

     The principal reason for writing covered call options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. The size of the premiums that may be received may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

     Options written will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. In-the-money call options may be written when the Adviser expects that the price of the underlying security will remain flat or decline moderately during the option period. At-the-money call options may be written when the Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period. Out-of-the-money call options may be written when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received.

     Upon the exercise of a put option written an economic loss may be suffered equal to the difference between the price required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written, an economic loss may be suffered equal to the excess of the security's market value at the time of the option's exercise over the greater of (i) the acquisition cost of the security and (ii) the exercise price, less the premium received for writing the option.

     So long as the obligation of the writer of an option continues, the writer may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the writer effects a closing purchase transaction. The writer can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, the writer will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

     A closing purchase transaction may be engaged in to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, prior to the holder's exercise of an option, an option would be purchased of the same series as that on which there is a desire to terminate the obligation. The obligation under an option that has been written would be terminated by a closing purchase transaction, but an option would not be deemed to be owned as the result of the transaction. There can be no assurance that the Adviser will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, options will be written if a secondary market for the option exists on a recognized securities exchange or in the over-the-counter market. Option writing may be limited by position and exercise limits established by securities exchanges and the National Association of Securities Dealers, Inc. (the "NASD"). Furthermore, at times, option writing may be limited in order for the Fund to qualify as a regulated investment company under the Code. Options transactions may be entered into as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position. The Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. Hedging transactions will only be engaged in when the Adviser deems advisable. Successful use of options will depend on the Adviser's ability to correctly predict movements in the direction of the security or currency underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

     A profit or loss may be realized upon entering into a closing transaction. When an option has been written, a profit will be realized if the cost of the closing purchase transaction is less than the premium received upon writing the original option and a loss will be incurred if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when an option has been purchased and a closing sale transaction has been engaged in, whether a profit or loss is realized will depend upon whether the amount received in the closing sale transaction is more or less than the premium initially paid for the original option plus the related transaction costs.

     Only those options for which the Adviser believes there is an active secondary market so as to facilitate closing transactions will generally be purchased or written. There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, the ability to terminate options positions established in the over-the-counter market may be more limited than for exchange-traded options and also may involve the risk that securities dealers participating in over-the-counter transactions would fail to meet their obligations. Over-the-counter options will only be purchased from dealers whose debt securities are considered to be investment grade. If a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. In either case, the writer would continue to be at market risk on the security and could face higher transaction costs, including brokerage commissions.

     Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of the Adviser and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. Dollar amount limits apply to U.S. Government securities. These limits may restrict the number of options that may be purchased on a particular security.

     In the case of options written that are deemed covered by virtue of holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to options which have been written may exceed the time within which delivery must be made in accordance with an exercise notice. In these instances, the underlying securities may be purchased or temporarily borrowed for purposes of physical delivery. By so doing, no market risk will be born, since the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock will be retained. However, additional transaction costs or interest expenses in connection with any such purchase or borrowing may be incurred.

     Additional risks exist with respect to certain of the U.S. Government securities for which covered call options may be written. If covered call options are written on mortgage-backed securities, the mortgage-backed securities that are held as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, an appropriate additional amount of mortgage-backed securities will be purchased to compensate for the decline in the value of the cover.

     In addition to covered options being written for other purposes, options transactions may be entered into as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedged position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position being offset by a loss on the hedged position. There is a risk that the prices of the securities being hedged will not move in the same amount as the hedge. Hedging transactions will only be engaged in when the Adviser deems advisable. Successful use of options will be subject to the Adviser's ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

Options on Share Indices

     Call options may be sold and put options may be bought on share indices for hedging purposes only. The following provisions apply:

a) there must be a high degree of correlation between the composition of the share index and the composition of the underlying securities to be hedged.
b) the contract value of the hedging transactions carried out according to this paragraph may not exceed 100% of the market value of the underlying securities to be hedged at the time the contract is concluded.

     Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The effectiveness of a hedge employing stock index options will depend primarily on the degree of correlation between movements in the value of the index underlying the option and in the portion of the portfolio being hedged.

INVESTMENT LIMITATIONS

     The Fund seeks to achieve its goal by investing through the Portfolio. The Adviser invests the Portfolio's assets in a non-diversified and concentrated selection of common stock, convertible securities and preferred stock. Ordinarily, the Adviser invests at least two-thirds of the Portfolio's assets in common or preferred stock -- together with warrants, options or other instruments that give the Portfolio the right to buy such stock -- issued by companies that have their registered office or a major part of their business in Switzerland. For this portion of the Portfolio's assets, the Adviser seeks to invest in companies in various industrial groupings in roughly the same proportion as those categories are represented in a representative index for Swiss securities. For this purpose, the Adviser currently plans to use the industrial categories of the Swiss Performance Index ("SPI") -- an index of major companies whose stock is listed on the SWX Swiss Stock Exchange. The Adviser will treat a company as falling within an industrial category if it is listed within that category in the SPI or if the Adviser determines that the company's largest line of business corresponds to that industrial category. If an industrial category represents more than 20% of the index, the Adviser could invest more than 25% of the Portfolio's assets in that industrial category and could weight its investments by up to 5% over the representation of that industrial category in the index. Thus, for example, if a specific industrial category represented 25% of the SPI, the Adviser may (but is not required to) invest up to 30% of the Portfolio's assets in that industrial category.

     The Adviser seeks to invest the Portfolio's assets in industrial categories in roughly the same proportion as they are reflected in the Swiss Performance Index ("SPI") (with, as described in the prospectus, some potential over-weighting). Because a small number of companies and certain industry classifications account for a large percentage of the SPI, the Portfolio may be both non-diversified and concentrated in particular industries. As a non-diversified fund, the Portfolio may hold only a small number of stocks or a have a high percentage of its assets in the equity securities of one company because that company's stock is heavily weighted in the SPI. As a fund that may be concentrated in a few industries, the Adviser may invest a substantial portion of the Portfolio's assets in a few industrial categories, such as banking or pharmaceuticals, and it may be more susceptible to the risks associated with a single industrial category than an unconcentrated mutual fund might be.

     As of June 30, 2000, the SPI consisted of twelve different industrial categories. In descending order of their relative weight in the SPI, the categories were: chemicals and pharmaceuticals; banks; foods; insurance; electronic and electrical engineering; machinery; building materials; miscellaneous services; miscellaneous industries; retailers; utilities; and transportation. On June 30, 2000, chemicals and pharmaceuticals represented the largest percentage of the SPI, at nearly 33% of its total; banks were the second largest industrial category in the SPI, representing approximately 19% of the SPI. By contrast, the transportation category was the smallest in the index and represented less than 1% of the SPI. The attached chart shows the composition of the SPI, as of June 30, 2000, broken down by category.


                              Composition of the
                            Swiss Performance Index
                            By Industrial Category
                            (as of June 30, 2000)

                    -----------------------------------
                    Banks                        19.13%
                    -----------------------------------

                 -------------------------------------------
                 Insurance Companies                   9.86%
                 -------------------------------------------
                 Transportation                        0.55%
                 -------------------------------------------
                 Retailers                             0.63%
                 -------------------------------------------
                 Miscellaneous Service Businesses      8.22%
                 -------------------------------------------
                 Machinery                             2.20%
                 -------------------------------------------
                 Utilities                             0.55%
                 -------------------------------------------
                 Chemicals                            32.91%
                 -------------------------------------------
                 Food                                 11.85%
                 -------------------------------------------
                 Electronics                           8.99%
                 -------------------------------------------
                 Building and Construction             1.72%
                 -------------------------------------------
                 Miscellaneous Industrial Businesses   3.39%
                 -------------------------------------------
                 TOTAL                               100.00%
                 -------------------------------------------

     The following investment limitations apply to the Portfolio's assets.
These limitations will continue to apply to all of the assets being held through the Portfolio unless a majority of the entities investing through the Portfolio decide otherwise. These limitations have been adopted by the Trust with respect to the Fund as fundamental policies and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares.


     As a matter of fundamental policy, the following transactions may not take place in the Fund or Portfolio:

1 issuing senior securities through the Portfolio. For purposes of this restriction, borrowing money in accordance with paragraph 2 below, making loans in accordance with paragraph 6 below, the issuance of shares in multiple classes or series, the purchase or sale of options, futures contracts, forward commitments, swaps and transactions in repurchase agreements are not deemed to involve the issuance of senior securities;

2 borrowing money, except as permitted under the 1940 Act, rules or other applicable exemptions thereunder, as they may be interpreted or modified by the SEC or its staff from time to time;

3 underwriting any issue of securities through the Portfolio except to the extent that the investment in restricted securities and the purchase of fixed-income securities directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitation may be deemed to be underwriting or as otherwise permitted by law;

4 purchasing or selling real estate or related option rights through the Portfolio except that the Adviser may (i) acquire or lease office space for the use of the Fund, (ii) invest through the Portfolio in securities of issuers that invest in real estate or interests therein, (iii) invest through the Portfolio in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities through the Portfolio, and (v) hold and sell real estate acquired through the Portfolio as a result of the ownership of securities;

5 acquiring commodities or commodity contracts (including precious metals and certificates representing them), except the Adviser may purchase and sell financial futures contracts, options on financial futures contracts and warrants and may enter into swap and forward commitment transactions through the Portfolio. The entry into forward foreign currency exchange contracts is not and shall not be deemed to involve investing in commodities;

6 making loans, except that the Adviser may (i) lend portfolio securities with a value not exceeding one-third of the net assets being held through the Portfolio, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of debt securities (including privately issued debt securities), bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

Non-Fundamental Investment Restrictions. The investment restrictions described below are not fundamental policies and may be changed by the Board of Trustees without a shareholder vote.


      As a matter of non-fundamental policy, the following transactions may not take place in the Fund or Portfolio:

(i) purchasing securities of other investment companies if as a result (i) more than 5% of the Portfolio's total assets will be invested in the securities of one investment company, (ii) more than 5% of the Portfolio's total assets will be invested in the aggregate in securities of open-end investment companies as a group, or (iii) more than 3% of the outstanding voting stock of any one investment company will be held through the Portfolio. Such investments may only be made if the investment company in question is recognized as an UCITS.

(ii) investing more than 10% of the value of the net assets being held through the Portfolio in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days and time deposits maturing in more than seven calendar days shall be considered illiquid;

(iii) making short sales of securities through the Portfolio or maintaining a short position through the Portfolio, except that the Adviser may maintain short positions through the Portfolio in forward currency contracts, options and futures contracts;

(iv) purchasing securities through the Portfolio on margin, except that the Adviser may obtain any short-term credits necessary for the clearance of purchases and sales of securities through the Portfolio. For purposes of this restriction, the maintenance of margin in connection with options, forward contracts and futures contracts or related options will not be deemed to be a purchase of securities on margin;

(v) investing more than 10% of the net assets being held through the Portfolio in securities that are not Recognized Securities or in debt instruments that are treated as equivalent to transferable securities;

(vi) investing more than 10% of the net assets being held through the Portfolio in securities of any one issuer or invest more than 40% of the total assets being held through the Portfolio in the aggregate in the securities of those issuers in which the Adviser has invested in excess of 5% but not more than 10% of the net assets being held through the Portfolio;

(vii) investing more than 35% of the net assets being held through the Portfolio in securities issued or guaranteed by an EU member state, its local authorities, another recognized country or a public international body of which one or more member states of the EU are members. Such securities are not taken into account in determining the 40% maximum in paragraph (vi) above. The limits in paragraphs (vi) and (vii) are not cumulative. As a result, the investments in securities of the same issuer as defined in paragraphs (vi) or (vii) may not under any circumstances exceed a total of 35% of the net assets being held through the Portfolio. Notwithstanding paragraphs (vi) and (vii), the Adviser may invest in accordance with the principle of risk diversification up to 100% of the net assets being held through the Portfolio in transferable securities issued or guaranteed by an EU member state, its local authorities, another recognized country or a public international body of which one or more member states of the EU are members, provided however, that the Adviser must hold through the Portfolio securities from at least six different issues and that the securities from any one issue may not account for more than 30% of the net assets being held through the Portfolio;

(viii) acquiring more than 10% in the securities in circulation of a particular category from the same issuer or acquiring shares through the Portfolio carrying voting rights which would result in de jure or de facto control or the exercise of a significant influence over the management of the issuer;

(ix) granting loans through the Portfolio to third parties or acting as guarantor on behalf of third parties;

(x) taking up loans through the Portfolio exceeding a total of 10% of the Portfolio's net assets at market, and only then in the form of short-term credits from highly rated banks;

(xi) pledging securities in the Portfolio as collateral for a secured loan, mortgage them or otherwise lending them through the Portfolio as collateral security unless necessary with regard to the lendings permitted in paragraph (x). In this case, such mortgaging, collateral lending or pledging may not account for more than 10% of the net assets being held through the Portfolio at market. Escrow, collateral or custody arrangements in connection with purchases of securities on a when-issued or delayed-delivery basis, options, futures or forward currency contracts are not deemed to constitute collateral lending or pledging for the purpose of this provision;

(xii) investing through the Portfolio in any assets associated with an unlimited liability;

(xi) borrowing money, except in amounts not to exceed 10% of the Portfolio's total assets (including the amount borrowed) (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) pursuant to reverse repurchase agreements entered into through the Portfolio. For purposes of this restriction, (a) the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and
       (b) collateral arrangements with respect to options, futures or forward currency contracts will not be deemed to be borrowings;




(xiv)  acquiring or leasing office space for use of the Fund.

     If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction. It is the intention of the Fund, unless otherwise indicated, that with respect to the Fund's policies that are the result of the application of law the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

MANAGEMENT OF THE TRUST AND THE PORTFOLIO


     As noted above, the Fund seeks to achieve its investment objective by participating in the Global Hub and Spoke structure and investing its assets through the Portfolio. Under the Global Hub and Spoke structure, the Supervisors are responsible for monitoring and overseeing the activities carried on at the level of Portfolio. The Supervisors function as fiduciaries in much the same manner as directors or trustees; the Supervisors oversee, among other things, the maintenance of books and records, the valuation of the Portfolio's assets, and the appropriate allocations of gains and losses among the Spoke funds. Investment decisions for the Portfolio's assets are delegated to the Adviser by the Fund and other participating Spoke funds.

     In addition, overall responsibility for management and supervision of the Trust and the Fund rests with the Board of Trustees. Acting as fiduciaries on behalf of the Fund, the Trustees will from time to time review the Portfolio's activities. The Trustees also approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust or the Fund, including agreements with its distributor, custodian, investment adviser and administrator. The day-to-day operations of the Fund are delegated to its administrator.

Trustees, Officers and Supervisors

     The names of the Trustees of the Trust, Supervisors of the Portfolio and the executive officers of the Trust and the Portfolio, their addresses, birthdates, principal occupations during the past five years and other affiliations are set forth below.


Name, Address, and Age          Position(s) Held with Fund (Portfolio)   Principal Occupation(s) During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Martin Vogel, age 36**          Trustee (Supervisor)                     Director of the Legal and Tax Department,
Julius Baer Investment Funds                                             Julius Baer Investment Fund Services Ltd
   Services                                                              (Zurich) (1996-present); Attorney,
Freighutstrasse 40                                                       Schaufelberger & van Hoboken (1994-1996);
Postfach CH - 8010                                                       Secretary of the Board of Directors of the
Zurich, Switzerland                                                      Luxembourg domiciled investment
                                                                         companies and of Julius Baer Investment
                                                                         Funds, Ltd (1996-present); Trustee of BJB
                                                                         Investment Funds (1997-present)

Antoine Bernheim, age 46        Trustee (Supervisor)                     President, Dome Capital Management Inc.;
405 Park Avenue                                                          President, The U.S. Offshore Funds
New York, New York 10174                                                 Directory Inc.

Harvey B. Kaplan, age 62*       Trustee (Supervisor)                     Controller (Chief Financial Officer),
80 Voice Road                                                            Easter
Carle Place, New York 11514                                              Unlimited, Inc. (manufacturer)

Thomas J. Gibbons, age 52       Trustee (Supervisor)                     President, Cornerstone Associates
111 Sleepy Hollow                                                        Management (Consulting Firm)
Sparta, New Jersey 07871

Peter Spinnler, age 54**        Trustee (Supervisor)                     Member, Management Committee of the
Baarerstrasse 63                                                         Julius Baer Group; Head, Business Line
6300 Zug                                                                 Investment Funds
Switzerland

* Trustee who has a discretionary account with Julius Baer Securities (less than $100,000).
**   "Interested person" of the Trust.

     Messrs. [  ] and [   ] are members of the Audit Committee of the Board of
Trustees. The Audit Committee advises the Board with respect to accounting, auditing and financial matters affecting the Fund. Messrs. [ ] and [ ] are members of the Nominating Committee of the Board of Trustees. The Nominating Committee selects and nominates candidates for election to the Board as "non-interested" Trustees.

     No director, officer or employee of the Adviser, the Servicing Agent, the Distributor, the Administrator, or any parent or subsidiary thereof receives any compensation from the Fund or the Portfolio for serving as an officer, Trustee or Supervisor. The Trust intends to pay each of its Trustees who is not a director, officer or employee of the Adviser, the Servicing Agent, the Distributor or the Administrator or any affiliate thereof an annual fee of [$5,000] plus [$250] for each Board of Trustees meeting attended and reimburse them for travel and out-of-pocket expenses. [INSERT SUPERVISOR COMPENSATION]

Investment Advisory and Other Services


     JBIMI has entered into an investment advisory agreement with the Fund, pursuant to which JBIMI will manage the Fund's assets through the Portfolio. Accordingly, JBIMI makes all investment decisions and performs all of the portfolio management functions for the Portfolio. JBIMI is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940; it was founded in 1983 and is located at 330 Madison Avenue, New York, New York. JBIMI is a subsidiary of Julius Baer Securities Inc., which in turn is a subsidiary of Julius Baer Holding Ltd., a publicly traded Swiss-based banking and asset management firm.

     [] ("[]" or the "Administrator"), located at [ADDRESS], serves as administrator to the Fund. The Adviser and the Administrator each serve pursuant to separate written agreements (the "Advisory Agreement" and the "Administration Agreement," respectively).

Brokerage Allocation and Other Practices

     The Adviser is responsible for establishing, reviewing and, where necessary, modifying the investment program to achieve the investment objective of the Fund. Purchases and sales of newly-issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. Government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality.

     The Adviser will select specific portfolio investments and effect transactions. The Adviser seeks to obtain the best net price and the most favorable execution of orders. In evaluating prices and executions, the Adviser will consider the factors it deems relevant, which may include the breadth of the market in the security, the price of the security, the financial condition and execution capability of a broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, to the extent that the execution and price offered by more than one broker or dealer are comparable, an Adviser may, in its discretion, effect transactions in portfolio securities on behalf of the Fund and/or other accounts over which the Adviser exercises investment discretion with dealers that provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to the Adviser. Research and other services received may be useful to the Adviser in serving both the Fund and its other clients and, conversely, research or other services obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Fund. The fee to the Adviser under its advisory agreement with the Fund is not reduced by reason of its receiving any brokerage and research services.

     Investment decisions made through the Portfolio concerning specific portfolio securities are made independently from those for other clients advised by the Adviser. Such other investment clients may invest in the same securities that are being held in the Portfolio. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each client. In some instances, this investment procedure may adversely affect the price paid or received or the size of the position obtained or sold through the Portfolio. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased through the Portfolio with those to be sold or purchased for such other investment clients in order to obtain best execution.

     Any portfolio transaction entered into through the Portfolio may be executed through [_] ("[_]"), the Funds' distributor (the "Distributor"), or Julius Baer Securities Inc., or any of their affiliates if, in its Adviser's judgment, the use of such entity is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, such entity charges a commission rate consistent with those charged by such entity to comparable unaffiliated customers in similar transactions.

     Portfolio securities will not be purchased from or sold to the Adviser, the Distributor or any affiliated person of such companies as principal unless permitted by SEC rules, orders or interpretive or no-action positions of the SEC or its staff.

     The Adviser may participate, if and when practicable, in bidding for the purchase of securities directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The Adviser will engage in this practice, however, only when it, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

Portfolio Turnover

     The Adviser does not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Adviser deems it desirable to sell or purchase securities. The Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of securities being held through the Portfolio for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

     High rates of portfolio turnover can lead to increased taxable gains and higher expenses.

     Certain practices that may be employed by the Adviser could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold.

Distributor

     [ ], is a wholly-owned subsidiary of [ ]. The principal executive offices of [ ] are located at [ADDRESS]. The Distributor is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD.

     The Trust intends to enter into distribution agreements or shareholder servicing agreements ("Agreements") with certain financial institutions ("Servicing Organizations") to perform certain distribution, shareholder servicing, administrative and accounting services for their customers ("Customers") who are beneficial owners of shares of the Fund.

     A Service Organization may charge a Customer one or more of the following types of fees, as agreed upon by the Service Organization and the Customer, with respect to the cash management or other services provided by the Service
Organization: (1) account fees (a fixed amount per month or per year); (2) transaction fees (a fixed amount per transaction processed); (3) compensating balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (4) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets). A Customer of a Service Organization should read the Prospectus and SAI in conjunction with the service agreement and other literature describing the services and related fees that will be provided by the Service Organization to its Customers prior to any purchase of shares. No preference will be shown in the selection of portfolio investments for the instruments of Service Organizations.


Distribution and Shareholder Servicing

     Any distribution or shareholder servicing agreements will be governed by a Distribution Plan or a Shareholder Services Plan (the "Plans"). The Plans require that the Board of Trustees receive, at least quarterly, written reports of amounts expended under the Plans and the purpose for which such expenditures were made. A Plan will continue in effect for so long as its continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan. Any material amendment of the Plans would require the approval of the Trustees in the manner described above. A Plan may be terminated at any time, without penalty, by vote of a majority of the Trustees or by a vote of a majority of the outstanding voting shares of the Trust that have invested pursuant to the Plan. The Adviser and Administrator may also pay for distribution related costs out of their revenues.

Custodian and Transfer Agent

     Banque Internationale a Luxembourg ("BIL") is custodian of assets being held through the Portfolio pursuant to a custodian agreement (the "Custodian Agreement"). For its services under the Custodian Agreement and for administrative, fund accounting and other services, BIL receives an annual fee equal to [ ]% of the Fund's average daily net assets. Under the Custodian Agreement, BIL (a) maintains a separate account in the name of the Fund, (b) holds and transfers portfolio securities, (c) makes receipts and disbursements of money, (d) collects and receives all income and other payments and distributions on account of the securities being held through the Portfolio and
(e) makes periodic reports to the Board of Trustees concerning the Fund's operations. BIL is authorized to select one or more foreign or domestic banks or trust companies to serve as sub-custodian on behalf of the Fund, subject to the approval of the Board of Trustees. The assets of the Trust are held under bank custodianship in accordance with the 1940 Act.

     Rules adopted under the 1940 Act permit the Adviser to maintain securities and cash in the custody of certain eligible foreign banks and depositories. All non-U.S. securities are held by the Custodian or by sub-custodians which are approved by the Trustees or a foreign custody manager appointed by the Trustees in accordance with these rules. The Board has appointed [ ] to be its foreign custody manager. The determination to place assets with a particular foreign sub-custodian is made pursuant to these rules which require a consideration of a number of factors including, but not limited to, the reliability and financial stability of the sub-custodian; the sub-custodian's practies, procedures and internal controls; and the reputation and standing of the sub-custodian in its national market.]

     [ ] has agreed to serve as the Trust's transfer and dividend disbursing agent pursuant to a Transfer Agency Agreement, under which the Transfer Agent
(a) issues and redeems shares of the Trust, (b) addresses and mails all communications by the Trust to record owners of Trust shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders,
(c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Board of Trustees concerning the Fund's operations.

CAPITAL STOCK

     Under the Trust Agreement, the Trustees have authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share. The Fund offers classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, contact your broker or the Fund at [ ]. When matters are submitted for shareholder vote, each shareholder will have one vote for each share owned and proportionate, fractional votes for fractional shares held. Shares of all classes will vote together as a single class except when the otherwise required by law or determined by the Trustees. There will normally be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

     Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shareholders generally vote by Fund, except with respect to the election of Trustees and the selection of independent public accountants. Shares are transferable but have no preemptive, conversion or subscription rights.

     Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust, however, and requires that notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

How To Purchase Shares

     The prospectus contains a general description of how investors may buy shares of the Fund. This SAI contains additional information which may be of interest to investors.

     Class A shares are generally sold with a sales charge payable at the time of purchase. The prospectus contains a table of applicable sales charges. For information about how to purchase class A shares of a Julius Baer Multistock fund at net asset value through an employer sponsored retirement plan, please consult your employer. Certain purchases of class A shares may be exempt from a sales charge or may be subject to a contingent deferred sales charge ("CDSC").

     Class B shares are sold subject to a CDSC payable upon redemption within a specified period after purchase. The prospectus contains a table of applicable CDSCs.

     Class B shares will automatically convert into class A shares no later than the end of the month seven years after the purchase date, and may, in the discretion of the Trustees, convert to class A shares earlier. Class B shares acquired by exchanging class B shares of another Julius Baer Multistock fund will convert into class A shares based on the time of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes.

     Class I shares, which are not subject to sales charges or a CDSC, are available only to certain investors.

     The Fund is currently making a continuous offering of its shares. The Fund receives the entire net asset value of shares sold. The Fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares, the public offering price is the net asset value plus the applicable sales charge, if any. No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through brokers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the broker receives the order before 4:00 p.m. (Eastern time) on a day when the banks in Luxembourg and Zurich are open for business, and the order is received by [ ] by the end of the business day. If the broker receives the order after 4:00 p.m. (Eastern time), the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to [ ], they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

     Initial and subsequent purchases must satisfy the minimums stated in the prospectus, except that (i) individual investments under certain types of tax qualified retirement plans may be lower, (ii) persons who are already shareholders may make additional purchases of $[ ] or more by sending funds directly to [ ], and (iii) for investors participating in automatic investment plans and military allotment plans, the initial and subsequent purchases must be $[ ] or more. Information about these plans is available from your broker or from [ ].

     As a convenience to investors, shares may be purchased through a automatic investment plan. Pre- authorized monthly bank drafts for a fixed amount (at least $[ ]) are used to purchase fund shares at the applicable public offering price next determined after [ ] receives the proceeds from the draft. A shareholder may choose any day of the month and, if a given month (for example, February) does not contain that particular date, or if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from your broker or from [ ].

     Distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

     Payment in securities.  In addition to cash, securities may be accepted as
     ---------------------
payment for Fund shares at the applicable net asset value. Generally, securities will only be accepted for payment to increase a portfolio security held through the Portfolio, or if the Adviser determines that the offered securities are a suitable investment and in a sufficient amount for efficient management. While no minimum has been established, it is expected securities would not be accepted with a value of less than $100,000 per issue as payment for shares. Any or all offers to pay for purchases of fund shares with securities may be rejected in whole or in part, partial payment in cash for such purchases to provide funds for applicable sales charges may be required, and the acceptance of securities in exchange for Fund shares may be discontinued at any time without notice. The Fund will value accepted securities in the manner described in the section "Portfolio Valuation" for valuing shares of the Fund. The Fund will only accept securities which are delivered in proper form. The Fund will not accept options or restricted securities as payment for shares. The acceptance of securities by certain funds in exchange for Fund shares is subject to additional requirements. For federal income tax purposes, a purchase of Fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the Fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact [ ]. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from [ ].

     Sales without sales charges or contingent deferred sales charges. The Fund
     -----------------------------------------------------------------
may sell shares without a sales charge or CDSC to:

     (i) current and retired Trustees of the Fund; officers of the Fund; directors and current and retired U.S. full-time employees of the Adviser, the Trust, their parent corporations and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

     (ii) employer sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Julius Baer Multistock fund sold with a sales charge);

     (iii) clients of administrators of tax qualified employer sponsored retirement plans which have entered into agreements with [ ];

     (iv) registered representatives and other employees of brokers having sales agreements with [ ]; employees of financial institutions having sales agreements with [ ] or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of Fund shares; and their spouses and children under age 21 is regarded as the broker of record for all such accounts);

     (v) a trust department of any financial institution purchasing shares of the Fund in its capacity as trustee of any trust (other than a tax-qualified retirement plan trust), through an arrangement approved by [ ], if the value of the shares of the Fund and other Julius Baer Multistock Funds purchased or held by all such trusts exceeds $1 million in the aggregate; and

     (vi) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial intermediaries who have entered into agreements with [ ] with respect to such accounts, which in all cases shall be subject to a wrap fee economically comparable to a sales charge. Fund shares offered pursuant to this waiver may not be advertised as "no load," or otherwise offered for sale at NAV without a wrap fee.

     In addition, the Fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies, and the CDSC will be waived on redemptions of shares arising out of death or post-purchase disability of a shareholder or settlor of a living trust account and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to[]% of the value of shares subject to a automatic withdrawal plan may also be redeemed each year without a CDSC. The Fund may sell class A, at net asset value to members of qualified groups. Class A shares are available without an initial sales charge to "class A qualified benefit plans", as described below.

     Payments to brokers. Julius Baer Multistock Funds may, at its expense, pay concessions in addition to the payments disclosed in the prospectus to brokers which satisfy certain criteria established from time to time by Julius Baer Multistock Funds relating to increasing net sales of shares of the Julius Baer Multistock Funds over prior periods, and certain other factors.

Additional Information About Class A Shares

     The underwriter's commission is the sales charge shown in the prospectus less any applicable broker discount. [ ] will give brokers ten days' notice of any changes in the broker discount. [ ] retains the entire sales charge on any retail sales made by it.

     The Trust offers several plans by which an investor may obtain reduced sales charges on purchases of class A shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These plans may be altered or discontinued at any time. The public offering price of class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your investment broker and [ ] as shown in the following table, except when [ ], in its discretion, allocates the entire amount to your investment broker.

-----------------------------------------------------------
                                 CLASS A
-----------------------------------------------------------
Amount of transaction at       Amount of       Sales
 offering price ($)            sales charge    charge as a
                               reallowed to    percentage
                               brokers as a    of offering
                               percentage      price
                               of offering
                               price
-----------------------------------------------------------
Under 50,000                   [ ]%            [ ]%
-----------------------------------------------------------
50,000 but under 100,000       [ ]             [ ]
-----------------------------------------------------------
100,000 but under 250,000      [ ]             [ ]
-----------------------------------------------------------
250,000 but under 500,000      [ ]             [ ]
-----------------------------------------------------------
500,000 but under 1,000,000    [ ]             [ ]
-----------------------------------------------------------

-----------------------------------------------------------
1,000,000 and above            NONE            NONE
-----------------------------------------------------------

     Combined purchase privilege.  The following persons may qualify for the
     ---------------------------
sales charge reductions or eliminations shown in the prospectus by combining into a single transaction the purchase of class A shares with other purchases of any class of shares:

     (i) an individual, or a "company" as defined in Section 2(a)(8) of the 1940 Act (which includes corporations which are corporate affiliates of each other);

     (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

     (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"));

     (iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Internal Revenue Code (not including tax exempt organizations qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and

     (v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans. A combined purchase currently may also include shares of any class of other continuously offered Julius Baer Multistock Funds purchased at the same time through a single investment broker, if the broker places the order for such shares directly with [ ]. Cumulative quantity discount (right of accumulation). A purchaser of class A shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other shares of any class of Julius Baer Multistock Funds already owned. The applicable sales charge is based on the total of:

           (i)   the investor's current purchase; and

           (ii) the maximum public offering price (at the close of business on the previous day) of all shares held by the investor in all of the Julius Baer Multistock Funds.
           (iii) the maximum public offering price of all shares described in paragraph (ii) owned by another shareholder eligible to participate with the investor in a "combined purchase."

     To qualify for the combined purchase privilege or to obtain the cumulative quantity discount on a purchase through a broker, when each purchase is made the investor or broker must provide the Fund with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to [ ] when making direct cash investments.

     Statement of Intention.  Investors may also obtain the reduced sales
     ----------------------
charges for class A shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention, which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the Fund or any other continuously offered Julius Baer Multistock Fund. Each purchase of class A shares under a Statement of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Statement of Intention. A Statement of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Statement; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

     An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

     The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is [ ]% of such amount, and must be invested immediately. Class A shares purchased with the first [ ]% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

     To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's broker of its portion of the sales charge adjustment. Once received from the broker, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's broker returns any excess commissions previously received.

     To the extent that an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's broker and the Trust in accordance with the prospectus. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied.

     Statements of Intention are not available for certain employee benefit plans.

     Statement of Intention forms may be obtained from [ ] or from your broker. Interested investors should read the Statement of Intention carefully.

     Group purchases of class A shares.  Members of qualified groups may
     ---------------------------------
purchase class A shares of the Fund at a group sales charge rate of [_]% of the public offering price ([_]% of the net amount invested). The broker discount on such sales is [_]% of the offering price.

     To receive the class A group rate, group members must purchase shares through a single investment broker designated by the group. The designated broker must transmit each member's initial purchase to [ ], together with payment and completed application forms. After the initial purchase, a member may send funds for the purchase of shares directly to [ ]. Purchases of shares are made at the public offering price based on the net asset value next determined after [ ] or [ ] receives payment for the shares. The minimum investment requirements described above apply to purchases by any group member. Only shares purchased under the class A group discount are included in calculating the purchased amount for the purposes of these requirements.

     Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which at least 10 members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge; (iv) the group's sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or broker, clients of an investment adviser or security holders of a company; (v) the group agrees to provide its designated investment broker access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment broker will provide annual certification in form satisfactory to [ ] that the group then has at least 25 members and that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment broker will provide periodic certification in form satisfactory to [_] as to the eligibility of the purchasing members of the group.

     Members of a qualified group include: (i) any group which meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnerships and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring class A shares for the benefit of any of the foregoing.

     A member of a qualified group may, depending upon the value of class A shares of the fund owned or proposed to be purchased by the member, be entitled to purchase class A shares of the fund at non-group sales charge rates shown in the prospectus which may be lower than the group sales charge rate, if the member qualifies as a person entitled to reduced non-group sales charges. Such a group member will be entitled to purchase at the lower rate if, at the time of purchase, the member or his or her investment broker furnishes sufficient information for the Trust or [_] to verify that the purchase qualifies for the lower rate.

     Interested groups should contact their investment broker or the Trust. The fund reserves the right to revise the terms of or to suspend or discontinue group sales at any time.

     Qualified benefit plans; Individual account plans. The term "class A
     --------------------------------------------------
qualified benefit plan" means any employer-sponsored plan or arrangement, whether or not tax-qualified, for which [_] or its affiliates provide recordkeeping or other services in connection with the purchase of class A shares. The term "affiliated employer" means employers who are affiliated with each other within the meaning of Section 2(a)(3)(C) of 1940 Act. The term "individual account plan" means any employee benefit plan whereby (i) class A shares are purchased through payroll deductions or otherwise by a fiduciary or other person for the account of participants who are employees (or their spouses) of an employer, or of affiliated employers, and (ii) a separate investing account is maintained in the name of such fiduciary or other person for the account of each participant in the plan.

     The table of sales charges in the prospectus applies to sales to employer-sponsored retirement plans that are not class A qualified benefit plans, except that the fund may sell class A shares at net asset value to employee benefit plans, including individual account plans, of employers or of affiliated employers which have at least 750 employees to whom such plan is made available, in connection with a payroll deduction system of plan funding (or other system acceptable to [ ]) by which contributions or account information for plan participation are transmitted to [ ] by methods acceptable to [ ]. The Fund may also sell class A shares at net asset value to employer-sponsored retirement plans that initially invest at least $[ ] million in the Fund or that have at least 200 eligible employees.

     An employer-sponsored retirement plan participating in a "multifund" program approved by Julius Baer Multistock Funds may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value based on the size of the purchase. These investments will also be included for purposes of the discount privileges and programs described above.

     Additional information about qualified benefit plans and individual account plans is available from your broker or from [ ].

Contingent Deferred Sales Charges; Commissions

     Class A shares.  Except as described below, a CDSC of [_]% ([_]% in the
     ---------------
case of plans for which [ ] and its affiliates do not act as trustee or record-keeper) of the total amount redeemed is imposed on redemptions of shares purchased by class A qualified benefit plans if, within two years of a plan's initial purchase of class A shares, it redeems 90% or more of its cumulative purchases. Thereafter, such plan is no longer liable for any CDSC. The two-year CDSC applicable to class A qualified benefit plans for which [ ] or its affiliates serve as trustee or recordkeeper ("full service plans") is [_]% of the total amount redeemed, for full service plans that initially invest at least $5 million but less than $10 million in Julius Baer Multistock Funds and other investments managed by the Adviser or its affiliates ("Julius Baer Assets"), and is [_]% of the total amount redeemed for full service plans that initially invest at least $10 million but less than $20] million in Julius Baer Assets. Class A qualified benefit plans that initially invest at least $20 million in Julius Baer Assets, or whose broker of record has, with the Fund's approval, waived its commission or agreed to refund its commission to Julius Baer Multistock Funds in the event a CDSC would otherwise be applicable, are not subject to any CDSC.

     Similarly, class A shares purchased at net asset value by any investor other than a class A qualified benefit plan, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, are subject to a CDSC of [_]% or [_]%, respectively, if redeemed within the first or second year after purchase, unless the broker of record waived its commission with Julius Baer Multistock Funds' approval. The class A CDSC is imposed on the lower of the cost and the current net asset value of the shares redeemed.

     Except as described below for sales to class A qualified benefit plans, the Fund pays brokers of record commissions on sales of class A shares of $1 million or more and sales to employer-sponsored benefit plans that have at least 200 eligible employees and that are not class A qualified benefit plans based on cumulative purchases of such shares, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of [_]% of the amount under $3 million, [_]% of the next $47 million and [_]% thereafter.

     On sales at net asset value to a class A qualified benefit plan, the Fund pays commissions to the broker of record at the time of the sale on net monthly purchases at the following rates: [_]% of the first $1 million, [_]% of the next $1 million, [_]% of the next $3 million, [_]% of the next $5 million, [_]% of the next $10 million, [_]% of the next $10 million and [_]% thereafter, except that commissions on sales to class A qualified benefit plans initially investing less than $20 million in Julius Baer Multistock Funds and other investments managed the Adviser or its affiliates are based on cumulative purchases over a one-year measuring period at the rate of [_]% of the first $2 million, [_]% of the next $1 million, and [_]% thereafter. On sales at net asset value to all other class A qualified benefit plans of the Fund pays commissions on the initial investment and on subsequent net quarterly sales (gross sales minus gross redemptions during the quarter) at the rate of [_]%. Commissions on sales at net asset value to such plans are subject to the Fund's right to reclaim such commissions if the shares are redeemed within two years.

     All shares. Investors who set up an Automatic Cash Withdrawal Plan
     -----------
("ACWP") for a share account (see "Plans available to shareholders -- Automatic Cash Withdrawal Plan") may withdraw through the ACWP up to []% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the []% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the []% limit is reached. The []% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an ACWP and recalculated thereafter on a pro rata basis at the time of each ACWP payment. Therefore, shareholders who have chosen an ACWP based on a percentage of the net asset value of their account of up to []% will be able to receive ACWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from a fund that pays income distributions monthly) for their periodic ACWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC ([]% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC ([]% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This ACWP privilege may be revised or terminated at any time.

     No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions on CDSC Shares, or (iii) were exchanged for shares of another Julius Baer Multistock fund, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

     The Fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust). Benefit payments currently include, without limitation, (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time. Additional waivers may apply to IRA accounts opened prior to [ ].

Limitations on Redemptions

     Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.

     If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other property. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

     The Fund compensates qualifying brokers (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

Class A shares:

     The Fund makes quarterly payments to brokers at the annual rates equal to [_]% (as a percentage of the average net asset value of class A shares for which such brokers are designated the broker of record) except that payments to brokers for shares held by class A qualified benefit plans are made at other rates, as described below. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders investing at least $1 million or by employer sponsored retirement plans that have at least 200 eligible employees or that are class A qualified benefit plans, unless the shareholder has made arrangements with the Fund and the broker of record has waived the sales commission.

     The Fund pays service fees to the broker of record for plans for which [ ] or its affiliates serve as trustee and recordkeeper at the following annual rates (expressed as a percentage of the average net asset value of the plan's class A shares): [_]% of the first $5 million, [_]% of the next $5 million, [_]% of the next $10 million, [_]% of the next $30 million, and [_]% thereafter. For class A qualified benefit plans for which [ ] or its affiliates provide some services but do not act as trustee and recordkeeper, The Fund will pay service fees to the broker of record of up to [_]% of average net assets, depending on the level of service provided by [ ] or its affiliates, by the broker of record, and by third parties. Service fees are paid quarterly to the broker of record for that quarter.

Class B shares:

     The Fund makes quarterly payments to brokers at the annual rates of [_]% (as a percentage of the average net asset value of class B shares for which such brokers are designated the broker of record).

     The Fund may suspend or modify its payments to brokers. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between the brokers and the Fund and any applicable limits imposed by the National Association of Securities Dealers, Inc.

     Financial institutions receiving payments from the Fund as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

     Except as otherwise agreed between the Fund and a broker, for purposes of determining the amounts payable to brokers for shareholder accounts for which such brokers are designated as the broker of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and
(ii) the average daily net asset value of the relevant class of shares over the quarter.

     Financial institutions receiving payments from the Fund as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Reinstatement Privilege

     An investor who has redeemed shares of the Fund may reinvest (within 1 year) the proceeds of such sale in shares of the same class of the fund, or may be able to reinvest (within 1 year) the proceeds in shares of the same class of one of the other continuously offered Julius Baer Multistock Fund (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after the Trust receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares[, the eight-year period for conversion to class A shares.][?] Shareholders will receive from Julius Baer Multistock Funds the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes. Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of Fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the Fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their broker or [ ].

Exchange Privilege

     The exchange privilege enables shareholders to acquire shares in a Fund with different investment objectives when they believe that a shift between Funds is an appropriate investment decision. This privilege is available to all shareholders resident in any state in which Fund shares being acquired may be legally sold. Prior to any exchange, the shareholder should obtain and review a copy of the current Prospectus of the Funds. Except as otherwise set forth in this section, by calling [ ], investors may exchange shares valued up to $[_] between accounts with identical registrations, provided that no certificates are outstanding for such shares and no address change has been made within the preceding 15 days.

     During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting [ ] by telephone to exercise the Telephone Exchange Privilege.

     [ ] also makes exchanges promptly after receiving a properly completed [Exchange Authorization Form] and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, [ ] will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Julius Baer Multistock Fund, completion of an exchange may be delayed under unusual circumstances if the Fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. The Fund reserves the right to change or suspend the Exchange Privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from [ ].

     Shareholders of other Julius Baer Multistock Funds may also exchange their shares at net asset value for shares of the Fund, as set forth in the current prospectus of each fund.

     For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis. The Exchange Privilege may be revised or terminated at any time. Shareholders would be notified of any such change or suspension.

Reinvestment of Dividends

     Shareholders may invest the Fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Julius Baer Multistock Fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Julius Baer Multistock Funds are not available to residents of all states.

     The minimum account size requirement for the receiving fund will not apply if the current value of your account in the fund paying the distribution is more than $[ ].

     Shareholders of other Julius Baer Multistock Funds may also use their distributions to purchase shares of the Fund at net asset value.

     For federal tax purposes, distributions from the Fund which are reinvested in another fund are treated as paid by the Fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent comprised of taxable income and deemed paid to a taxable shareholder, are taxable.

     The reinvestment privilege may be revised or terminated at any time.

Plans Available To Shareholders

     The plans described below are fully voluntary and may be terminated at any time without the imposition by the Fund or [ ] of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the Fund at net asset value. The Fund, Julius Baer Multistock Funds or [ ] may modify or cease offering these plans at any time.

     Automatic cash withdrawal plan ("ACWP"). An investor who owns or buys shares of the fund valued at $[ ] or more at the current public offering price may open an ACWP plan and have a designated sum of money ($[ ] or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the Fund can be combined with payments from other Julius Baer Multistock Funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the Fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor.

     The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the sales charge payable on such purchases. For this reason, the minimum investment accepted while a plan is in effect is $[ ], and an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and a plan at the same time. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the Fund as an expense of all shareholders. The Fund, Julius Baer Multistock Funds or [ ] may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

     Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Fund and [ ] make no recommendations or representations in this regard.

Tax Qualified Retirement Plans; 403(b) and SEP Plans

     Investors may purchase shares of the fund through the following Tax Qualified Retirement Plans, available to qualified individuals or organizations:

     Standard and variable profit-sharing (including 401(k));
     Money purchase pension plans; and
     Individual Retirement Account Plans (IRAs).

     Each of these Plans has been qualified as a prototype plan by the Internal Revenue Service. [ ] will furnish services under each plan at a specified annual cost. [ ] serves as trustee under each of these Plans.

     Forms and further information on these Plans are available from brokers or from Julius Baer Multistock Funds. In addition, specialized professional plan administration services are available on an optional basis; contact [ ] at [ ].

Portfolio Valuation

     The Fund's net asset value (NAV) and share price are determined as of 4:00 p.m., Eastern time every day the banks in Luxembourg and Zurich are open for business, and are based on the closing prices of the regular trading session on that day on the SWX Swiss Stock Exchange. Banks in Luxembourg and Zurich are closed on the following days: January 1 and 2; April 21 and 24; May 1; June 1, 12 and 23; August 1 and 15; November 1; and December 25 and 26. Shares are purchased and sold at the next offering price determined after the Distributor receives the properly completed order. Properly completed orders contain all necessary paperwork to authorize and complete the transaction.

     Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of certain of the portfolio securities used in such calculation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer.
If such quotations are not available, the rate of exchange will be determined in good faith by the Board of Trustees. In carrying out the Board's valuation policies, BIL, as the Fund's accounting agent, may consult with an independent pricing service.

     Securities listed on a U.S. securities exchange (including securities traded through the National Market System) or on a foreign securities exchange will be valued on the basis of the closing value on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. U.S. over-the-counter securities and securities listed or traded on certain foreign stock exchanges whose operations are similar to the U.S. over-the-counter market will be valued on the basis of the bid price at the close of business on each day, or, if market quotations for those securities are not readily available, at fair value, as determined by or under the direction of the Board of Trustees. Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. The valuation of fixed-income securities (other than U.S. Government securities and short-term investments) is made by the Administrator after consultation with an independent pricing service (the "Pricing Service") approved by the Board of Trustees. When, in the judgement of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which, in the judgement of the Pricing Service, there is no readily obtainable market quotation are carried at fair value as determined by the Pricing Service. For the most part, such investments are liquid and may be readily sold. Notwithstanding the above, the Pricing Service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the Pricing Service are reviewed periodically by the officers of the Fund under the general supervision and responsibility of the Board of Trustees, which may replace any such Pricing Service at any time. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Amortized cost involves valuing an instrument at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets will be valued at their fair value as determined in good faith by the Board of Trustees.

ADDITIONAL INFORMATION CONCERNING TAXES

     The Fund has qualified, and intends to qualify each year, as a "regulated investment company" under the Code. Provided that the Fund (a) is a regulated investment company and (b) distributes to its shareholders at least 90% of the sum of its investment company taxable income and net realized short-term capital gains, the Fund will not be subject to federal income tax to the extent its entire investment company taxable income and its entire net realized long-term and short-term capital gains are distributed to its shareholders.

     The Fund is subject to a 4% nondeductible excise tax to the extent that it fails to distribute to its shareholders during each calendar year an amount equal to at least the sum of (a) 98% of its taxable ordinary investment income (excluding long-term and short-term capital gain income) for the calendar year; plus (b) 98% of its capital gain net income for the one year period ending on October 31 of such calendar year; plus (c) 100% of its ordinary investment income or capital gain net income from the preceding calendar year which was neither distributed to shareholders nor taxed to the Fund during such year. The Fund intends to distribute to shareholders each year an amount sufficient to avoid the imposition of such excise tax.

     Transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Adviser to mark-to-market certain types of the positions (i.e., treat them as if they were closed out), and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes, respectively. The Adviser will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in the books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

     Net realized long-term capital gains will be distributed as described in the Prospectus. Such distributions ("capital gain dividends"), if any, will be taxable to a shareholder as long-term capital gains, regardless of how long a shareholder has held shares. If, however, a shareholder receives a capital gain dividend with respect to any share and if such share is held by the shareholder for six months or less, then any loss on the sale or redemption of such share that is less than or equal to the amount of the capital gain dividend will be treated as a long-term capital loss.

     If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to a 31% "backup withholding tax" with respect to (a) dividends and distributions and (b) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is his or her social security number. The 31% "backup withholding tax" is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

     The foregoing is only a summary of certain tax considerations generally affecting the Fund and shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

CALCULATION OF PERFORMANCE DATA

     From time to time, the Trust may quote a Fund's performance in advertisements or in reports and other communications to shareholders.

Average Annual Total Return

     From time to time, the Fund may advertise the average annual total return for each class of shares of the Fund. Average annual total return figures show the average percentage change in value of an investment in a certain class of shares of the Fund from the beginning of the measuring period to the end of the measuring period. The figures reflect changes in the price of the Class' shares assuming that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in the same class of shares. Average annual total return will be shown for recent one-, five- and ten-year periods, and may be shown for other periods as well (such as from commencement of the Fund's operations or on a year-to-date or quarterly basis). When considering average annual total return figures for periods longer than one year, it is important to note that the average annual total return for one year in the period might have been greater or less than the average for the entire period. When considering average annual total return figures for periods shorter than one year, investors should bear in mind that such return may not be representative of the return over a longer market cycle. The Funds may also advertise aggregate total return figures for each class of shares for various periods, representing the cumulative change in value of an investment in the class for the specific period (again reflecting changes in the class' share prices and assuming reinvestment of dividends and distributions). Aggregate and average annual total returns may be shown by means of schedules, charts or graphs, and may indicate various components of total return (i.e., change in value of initial investment, income dividends and capital gain distributions).

     Investors should note that yield and total return figures are based on historical earnings and are not intended to indicate future performance. Current yield and total return figures may be obtained by calling the Transfer Agent at [ ].

     In reports or other communications to investors or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare the performance of each class of shares with (1) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or (2) appropriate indices of investment securities. The Fund may also include evaluations of the Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, Changing Times, Financial Times, Forbes, Fortune, Institutional Investor, The International Herald Tribune, Money, Inc., Morningstar, Inc., The New York Times, The Wall Street Journal and USA Today.

     "Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

               P(1+T)n = ERV

     Where:    P = a hypothetical initial payment of $1,000.

               T = average annual total return.

               n = number of years.

               ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

     The performance of each class of shares of the Fund will vary from time to time depending upon market conditions, the composition of the securities being held through the Portfolio and its operating expenses of such class. As described above, total return is based on historical earnings and is not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of the performance of any class of shares of the Fund for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, the performance of each class of shares of the Fund will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time.

Aggregate Total Return

     "Aggregate total return" figures represent the cumulative change in the value of an investment for the specified period and are computed by the following formula:

               ERV-P
               -----
                P

     Where:    P = a hypothetical initial payment of $10,000.

               ERV = Ending Redeemable Value of a hypothetical $10,000 investment made at the beginning of a 1-, 5-or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

INDEPENDENT AUDITORS

     PriceWaterhouseCoopers LLP, independent auditors serve as auditors of the Trust and performs annual audits of the Fund's financial statements.

COUNSEL

     Paul, Weiss, Rifkind, Wharton & Garrison serves as counsel for the Trust and from time to time provides advice to the Adviser.

APPENDIX -- DESCRIPTION OF RATINGS

Commercial Paper Ratings

Standard and Poor's Ratings Group Commercial Paper Ratings

     A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest.

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

     Moody's Investors Service's Commercial Paper Ratings

     Prime-1 - Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 - Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Corporate Bond Ratings

     The following summarizes the ratings used by S&P for corporate bonds:

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong and differs from AAA issues only in small degree.

     A -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC and C -- Bonds rated "BB", "B" , "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI - Bonds rated "CI" are income bonds on which no interest is being paid.

     To provide more detailed indications of credit quality, the ratings set forth above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The following summarizes the ratings used by Moody's for corporate bonds:

     Aaa -- Bonds that are rated "Aaa" are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated "Baa" are considered to be medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

     Ba -- Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Ca -- Bonds that are rated "Ca" represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds that are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B." The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                                    PART C

Item 23.  EXHIBITS.

(a)     Master Trust Agreement of the Registrant. (1)

(b)     By-Laws of the Registrant. (1)

(c)     Not Applicable.

(d) Investment Management Agreement between the Registrant and Julius Baer Investment Management Inc. (2)

(e) Form of Distribution Agreement between the Registrant and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services.

(f)     Not Applicable.

(g) Custodian Agreement between the Registrant and Banque Internationale a Luxembourg. (2)

(h)(1) Form of Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc.

(h)(2) Form of Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc.

(h)(3) Form of Omnibus Fee Agreement between the Registrant and BISYS Fund Services Ohio, Inc.

(i)     Opinion of Counsel (including consent). (2)

(j)     Independent auditors' consent. (2)

(k)     Not Applicable.

(1)     Representation letters from initial shareholders. (2)

(m)     Distribution Plan. (2)

(n)     Multiple Class Plan Pursuant to Rule 18f-3. (2)

(o)     Not Applicable.

(p)     Code of Ethics. (2)

------------
(1)  Exhibit is incorporated herein by reference to the Trust's initial
     registration statement on   Form N-1A, filed January 20, 2000.
(2)  To be filed by Amendment.

Item 24.   Persons Controlled by or Under Common Control with Registrant.

     See "Directors and Officers" in the Statement of Additional Information filed as part of this Registration Statement.

Item 25.   Indemnification

     Except for the material contracts attached as exhibits hereto and the Master Trust Agreement, dated January 19, 2000 (the "Declaration"), establishing the Julius Baer Multistock Funds (the "Trust") as a business trust under Massachusetts law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Trust is insured or indemnified. The Declaration provides that no Trustee or officer will be indemnified against any liability to which the Trust would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of Investment Adviser.

     Julius Baer Investment Management Inc. ("JBIMI") serves as the investment adviser to the Julius Baer Swiss Stock Fund and the Swiss Stock Fund. JBIMI is a subsidiary of Julius Baer Securities Inc., which in turn is a subsidiary of Julius Baer Holding Ltd., a publicly traded Swiss-based banking and asset management firm. A list of officers and directors of JBIMI is set forth below. The address of the following individuals is 330 Madison Avenue, New York, New York, unless otherwise noted.

Dr. Leo Schrutt (Chairman), Jonathan C. Minter (Vice-Chairman and Chief Investment Officer), Edward C. Dove (Director - Fixed Income), Tim Haywood (Senior Fixed Income Portfolio Manager), Glen Wisher (Senior Fixed Income Portfolio Manager), Dick Howard (Director - Research), Dennis Curtain (Operations Manager), Jay A. Dirnberger (Vice Chairman and Managing Director), Michael J. Byl (Assistant Director), Gerald Levy (Assistant Director, Marketing).

Item 27.   Principal Underwriters.

BISYS Fund Services Limited Partnership
---------------------------------------
Alpine Equity Trust
American Independence Funds Trust
American Performance Funds
AmSouth Funds
The BB&T Mutual Funds Group
The Coventry Group
The Eureka Funds
Fifth Third Funds
Governor Funds
Hirtle Callaghan Trust
HSBC Funds Trust and HSBC Mutual Funds Trust
The Infinity Mutual Funds, Inc.
Magna Funds
Mercantile Mutual Funds, Inc.
Metamarkets.com
Meyers Investment Trust
MMA Praxis Mutual Funds
M.S.D.& T. Funds
Pacific Capital Funds
Republic Advisor Funds Trust
Republic Funds Trust
Summit Investment Trust
USAllianz Funds
USAllianz Funds Variable Insurance Products Trust
Variable Insurance Funds
The Victory Portfolios
The Victory Variable Insurance Funds
Vintage Mutual Funds, Inc.
WHATIFI Funds

Item 27(b)- Information about Directors and officers of BISYS Fund Services Limited Partnership is set forth below:

Name                               Position with Underwriter      Position with Fund
------------------------------------------------------------------------------------
WC Subsidiary Corporation          Sole Limited Partner           None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.          Sole General Partner           None
3435 Stelzer Road
Columbus, OH 43219


Other BISYS distributors;
-------------------------
In addition to the following officers of BISYS Fund Services Limited Partnership ("BISYS"), each distributor has additional officers and/or alternative positions held by BISYS officers listed to the right (business address for each person and distributor unless noted otherwise is 3435 Stelzer Road, Columbus, OH 43219 and unless noted otherwise each person holds no position with the Fund):

     Dennis Sheehan                          Executive Officer
     William Tomko                           Supervising Principal
     Gregory A Trichtinger                   Vice President
     Andrew Corbin                           Vice President
     Robert Tuch                             Assistant Secretary
     Olu T. Lawal                            Fin-Op

*Barr Rosenberg Funds Distributor, Inc.      Irimga McKay- President
     Barr Rosenberg Funds                    Lynn Mangum - Chairman
                                             Dennis Sheehan - EVP/Director
                                             William Tomko - Senior Vice President
                                             Kevin Dell - Vice President/Secretary
                                             Greg Maddox - Supervising Principal/VP

BNY Hamilton Distributors, Inc.              William Tomko- Senior Vice President
    BNY Hamilton Funds, Inc.                 Richard Baxt - President
                                             Lynn Mangum - Chairman
                                             Dennis Sheehan - EVP/Director
                                             Kevin Dell - Vice President/Secretary

*Centura Funds Distributor, Inc.             Walter B. Grimm- President
     Centura Funds                           William Tomko- Senior Vice President
                                             Lynn Mangum - Chairman
                                             Dennis Sheehan - EVP/Director
                                             Kevin Dell - Vice President/Secretary


CFD Fund Distributors, Inc.                  Richard Baxt- President
     Chase Funds                             William Tomko- Senior Vice President
                                             Lynn Mangum - Chairman
                                             Dennis Sheehan - EVP/Director
                                             Kevin Dell - Vice President/Secretary

Concord Financial Group, Inc.                Walter B. Grimm- President

     ProFunds-                               William Tomko- Senior Vice President
                                             Lynn Mangum - Chairman
                                             Dennis Sheehan - EVP/Director
                                             Kevin Dell - Vice President/Secretary

                                             Irimga McKay- Supervising Principal

*Evergreen Distributor, Inc.                 D'Ray Moore- President

Evergreen Funds                              William Tomko- Senior Vice President
                                             Lynn Mangum - Chairman
                                             Dennis Sheehan - EVP/Director
                                             Kevin Dell - Vice President/Secretary


*Performance Funds Distributor, Inc.         Walter B. Grimm-President
Performance Funds                            William Tomko- Senior Vice President
                                             Lynn Mangum - Chairman
                                             Dennis Sheehan - EVP/Director
                                             Kevin Dell - Vice President/Secretary

The One Group Services Company               Mark Redman- President
The One Group of Funds                       William Tomko- Senior Vice President
                                             Lynn Mangum - Chairman
                                             Dennis Sheehan - EVP/Director
                                             Kevin Dell - Vice President/Secretary

Vista Funds Distributors, Inc.               Richard Baxt- President
     Chase Vista Funds                       Mathew H. Lobas - Supervisory Principal
                                             William Tomko- Senior Vice President
                                             Lynn Mangum - Chairman
                                             Dennis Sheehan - EVP/Director
                                             Kevin Dell - Vice President/Secretary

Kent Funds Distributors, Inc.                R. Jeffrey Young - Supervisory Prinicipal

     Kent Funds                              William Tomko- Senior Vice President
                                             Lynn Mangum - Chairman
                                             Kevin Dell - Vice President/Secretary

Mentor Distributors, LLC                     D'Ray Moore, President
                                             William Tomko- Senior Vice President
                                             Lynn Mangum - Chairman
                                             Dennis Sheehan - EVP/Director
                                             Kevin Dell - Vice President/Secretary

*IBJ Funds Distributor, Inc.                 Walter B. Grimm, SVP
                                             William Tomko- Senior Vice President
                                             Lynn Mangum - Chairman
                                             Dennis Sheehan - EVP/Director
                                             Kevin Dell - Vice President/Secretary
                                             J. David Huber - President
                                             Georgette Prengel - Supervisory Principal

     .  address is 90 Park Avenue, New York, NY

Item 28.     Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of:

Julius Baer Multistock Funds
21 Milk Street
Boston, MA 02109

Julius Baer Investment Management Inc.
330 Madison Avenue
New York, NY 10017

Bisys Fund Services, Inc.
3435 Stelzer Road
Columbus, OH  43219
(administrator)

Bisys Fund Services Limited Partnership
     d/b/a Bisys Fund Services
3435 Stelzer Road
Columbus, OH  43219
(distributor)

Banque Internationale a Luxembourg
69, route d'Esch
L-2953 Luxembourg
(custodian)

Bisys Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219
(transfer agent)

Item 29.   Management Services.

     Not applicable.

Item 30.   Undertakings.

     Not applicable.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the ___ day of September, 2000.

                                   JULIUS BAER MULTISTOCK FUNDS



                                   By /s/ PHILIP W. COOLIDGE
                                   Philip W. Coolidge, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated above.


Signature                           Title

/s/PHILIP W. COOLIDGE               President (Principal
Philip W. Coolidge                  Executive Officer)

/s/ LINWOOD C. DOWNS                Treasurer (Principal
Linwood C. Downs                    Accounting Officer)

/s/ PHILIP W. COOLIDGE              Trustee
Philip W. Coolidge

/s/ CHRISTINE D. DORSEY             Trustee
Christine D. Dorsey

/s/ LINWOOD C. DOWNS                Trustee
Linwood C. Downs

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston, and Commonwealth of Massachusetts on this fifth day of September, 2000.

                                   SWISS STOCK PORTFOLIO



                                   By /s/ PHILIP W. COOLIDGE
                                   Philip W. Coolidge, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated above.


Signature                           Title

/s/PHILIP W. COOLIDGE               President (Principal
Philip W. Coolidge                  Executive Officer)

/s/ LINWOOD C. DOWNS                Treasurer (Principal
Linwood C. Downs                    Accounting Officer)

/s/ PHILIP W. COOLIDGE              Supervisor
Philip W. Coolidge

/s/ CHRISTINE D. DORSEY             Supervisor
Christine D. Dorsey

/s/ LINWOOD C. DOWNS                Supervisor
Linwood C. Downs

                              FILED EXHIBIT INDEX

                            Description of Exhibit
                            ----------------------

           23(e)      Form of Distribution Agreement

           23(h)(1)   Form of Transfer Agency Agreement

           23(h)(2)   Form of Administration Agreement

           23(h)(3)   Form of Omnibus Fee Agreement